UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02679
DAVIS SERIES, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2025
Date of reporting period:
June 30, 2025
ITEM 1.  REPORTS TO STOCKHOLDERS

Davis Opportunity Fund
Class A / RPEAX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class A)	$49	0.95%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 9.50%, versus a 5.61% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Industrials (+11%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-2%), and Energy (flat)
Contributors to Performance
  Health Care - outperformed the Index sector (+9% vs -2%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%), Cigna Group (+21%), and Solventum (+15%)
  Financials - outperformed the Index sector (+13% vs +8%) and overweight (average weighting 19% vs 15%)
    Capital One Financial (+20%) and Markel (+16%)
  Information Technology - outperformed the Index sector (+21% vs +8%)
    Oracle (+32%)
  Consumer Discretionary - outperformed the Index sector (+4% vs -4%) and underweight (average weighting 9% vs 11%)
    Prosus (+40%)
  Individual holdings
    Meta Platforms (+26%) and Johnson Controls (+35%)
Detractors from Performance
  Significantly overweight in Health Care - (average weighting 28% vs 10%)
    Viatris (-26%) - largest individual detractor
    UnitedHealth Group (-38%) and Humana (-3%)
  Industrials - underperformed the Index sector (+4% vs +11%)
    Owens Corning (-19%)
  Underweight in Information Technology (average weighting 10% vs 30%) and Communication Services (average weighting 6% vs 9%)
    Alphabet (-7%) and Clear Secure (-4%)
    Clear Secure - no longer a Fund holding
  Individual holdings
    Meituan (-18%), U.S. Bancorp (-3%), Delivery Hero (-4%), and Trip.com Group (-8%)
    Trip.com Group - new purchase during the period

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class A) — Without sales charge	14.57%	15.01%	10.87%
Davis Opportunity Fund (Class A) — With sales charge*	9.13%	13.90%	10.34%
S&P 1500 Index	14.48%	16.34%	13.22%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$576.7
Total number of portfolio holdings as of 06/30/25	47
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$1.5
Top Sectors as of 06/30/25 Net Assets
Health Care	26.44%
Financials	18.52%
Industrials	13.41%
Information Technology	11.90%
Consumer Discretionary	8.74%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Opportunity Fund
Class C / DGOCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class C)	$91	1.76%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 9.09%, versus a 5.61% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Industrials (+11%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-2%), and Energy (flat)
Contributors to Performance
  Health Care - outperformed the Index sector (+9% vs -2%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%), Cigna Group (+21%), and Solventum (+15%)
  Financials - outperformed the Index sector (+13% vs +8%) and overweight (average weighting 19% vs 15%)
    Capital One Financial (+20%) and Markel (+16%)
  Information Technology - outperformed the Index sector (+21% vs +8%)
    Oracle (+32%)
  Consumer Discretionary - outperformed the Index sector (+4% vs -4%) and underweight (average weighting 9% vs 11%)
    Prosus (+40%)
  Individual holdings
    Meta Platforms (+26%) and Johnson Controls (+35%)
Detractors from Performance
  Significantly overweight in Health Care - (average weighting 28% vs 10%)
    Viatris (-26%) - largest individual detractor
    UnitedHealth Group (-38%) and Humana (-3%)
  Industrials - underperformed the Index sector (+4% vs +11%)
    Owens Corning (-19%)
  Underweight in Information Technology (average weighting 10% vs 30%) and Communication Services (average weighting 6% vs 9%)
    Alphabet (-7%) and Clear Secure (-4%)
    Clear Secure - no longer a Fund holding
  Individual holdings
    Meituan (-18%), U.S. Bancorp (-3%), Delivery Hero (-4%), and Trip.com Group (-8%)
    Trip.com Group - new purchase during the period

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class C) — Without CDSC*	13.66%	14.08%	10.17%
Davis Opportunity Fund (Class C) — With CDSC*,**	12.74%	14.08%	10.17%
S&P 1500 Index	14.48%	16.34%	13.22%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$576.7
Total number of portfolio holdings as of 06/30/25	47
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$1.5
Top Sectors as of 06/30/25 Net Assets
Health Care	26.44%
Financials	18.52%
Industrials	13.41%
Information Technology	11.90%
Consumer Discretionary	8.74%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Opportunity Fund
Class Y / DGOYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Opportunity Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Opportunity Fund (Class Y)	$36	0.70%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 1500 Index (“S&P 1500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 9.65%, versus a 5.61% return for the S&P 1500. The Fund invests principally in common stocks (including American Depositary Receipts). The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries, including countries with developed or emerging markets.
Market Overview
  S&P 1500
    Strongest performing sectors - Industrials (+11%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-2%), and Energy (flat)
Contributors to Performance
  Health Care - outperformed the Index sector (+9% vs -2%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%), Cigna Group (+21%), and Solventum (+15%)
  Financials - outperformed the Index sector (+13% vs +8%) and overweight (average weighting 19% vs 15%)
    Capital One Financial (+20%) and Markel (+16%)
  Information Technology - outperformed the Index sector (+21% vs +8%)
    Oracle (+32%)
  Consumer Discretionary - outperformed the Index sector (+4% vs -4%) and underweight (average weighting 9% vs 11%)
    Prosus (+40%)
  Individual holdings
    Meta Platforms (+26%) and Johnson Controls (+35%)
Detractors from Performance
  Significantly overweight in Health Care - (average weighting 28% vs 10%)
    Viatris (-26%) - largest individual detractor
    UnitedHealth Group (-38%) and Humana (-3%)
  Industrials - underperformed the Index sector (+4% vs +11%)
    Owens Corning (-19%)
  Underweight in Information Technology (average weighting 10% vs 30%) and Communication Services (average weighting 6% vs 9%)
    Alphabet (-7%) and Clear Secure (-4%)
    Clear Secure - no longer a Fund holding
  Individual holdings
    Meituan (-18%), U.S. Bancorp (-3%), Delivery Hero (-4%), and Trip.com Group (-8%)
    Trip.com Group - new purchase during the period

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Opportunity Fund (Class Y)	14.88%	15.29%	11.14%
S&P 1500 Index	14.48%	16.34%	13.22%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$576.7
Total number of portfolio holdings as of 06/30/25	47
Portfolio turnover rate for the period	9%
Total advisory fees paid for the period (in millions)	$1.5
Top Sectors as of 06/30/25 Net Assets
Health Care	26.44%
Financials	18.52%
Industrials	13.41%
Information Technology	11.90%
Consumer Discretionary	8.74%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Government Bond Fund
Class A / RFBAX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class A)	$50	1.00%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 2.52%, versus a 2.83% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.62 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 255 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS performed in line with both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 14%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 57%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 24%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class A) — Without sales charge	4.83%	0.67%	0.86%
Davis Government Bond Fund (Class A) — With sales charge*	(0.15)%	(0.31)%	0.37%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.72%	1.34%	1.60%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$17.3
Total number of portfolio holdings as of 06/30/25	49
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/25 Net Assets
Collateralized Mortgage Obligations	54.01%
Fannie Mae Pools	14.53%
SBA Pools	11.96%
Freddie Mac Pools	6.30%
Ginnie Mae Pools	2.20%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Government Bond Fund
Class C / DGVCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class C)	$88	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 2.13%, versus a 2.83% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.62 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 255 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS performed in line with both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 14%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 57%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 24%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class C) — Without CDSC*	4.05%	(0.05)%	0.25%
Davis Government Bond Fund (Class C) — With CDSC*,**	3.05%	(0.05)%	0.25%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.72%	1.34%	1.60%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$17.3
Total number of portfolio holdings as of 06/30/25	49
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/25 Net Assets
Collateralized Mortgage Obligations	54.01%
Fannie Mae Pools	14.53%
SBA Pools	11.96%
Freddie Mac Pools	6.30%
Ginnie Mae Pools	2.20%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Government Bond Fund
Class Y / DGVYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Government Bond Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Bond Fund (Class Y)	$38	0.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”) for the period. The Fund’s Class Y shares delivered a total return of 2.63%, versus a 2.83% return for the Bloomberg Index.

The Fund’s investment strategy, under normal circumstances, is to invest exclusively in U.S. Government securities and repurchase agreements, collateralized by U.S. Government securities, with a weighted average maturity (“life”) of three years or less. The Fund maintained a weighted average life of 2.62 years during the period. The Fund remains almost exclusively invested in mortgage-backed securities (“MBS”).
Market Overview
  Bloomberg Index consisted of approximately 255 holdings at the end of the period, all of which were Treasuries and Agencies
  MBS performed in line with both Treasuries and Agencies during the period
Detractors from Performance
  Relative performance hindered by 5% average position in repurchase agreements (cash)
  SBA (Small Business Administration) loan position (average weighting of 14%) also detracted from relative performance
    What is an SBA loan? - a type of financing backed by the Small Business Administration that helps small businesses purchase, build, or improve real estate
  Impact from Fund expenses - Bloomberg Index does not charge expenses
Contributors to Performance
  Performance benefited primarily due to large position (average weighting of 57%) in Collateralized Mortgage Obligations (“CMOs”)
    What is a CMO? - a type of mortgage-backed security that contains a pool of mortgages bundled together and sold as an investment
  MBS pass-through position (average weighting of 24%) also contributed to relative performance
    What is MBS pass-through? - issuer collects monthly payments from a pool of mortgages and then passes on a proportionate share of the collected principal and interest to bondholders

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Government Bond Fund (Class Y)	5.08%	0.93%	1.12%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
Bloomberg U.S. Government 1-3 Year Bond Index	5.72%	1.34%	1.60%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$17.3
Total number of portfolio holdings as of 06/30/25	49
Portfolio turnover rate for the period	0%
Total advisory fees paid for the period (Net advisory fee after waiver)	$0.0
Portfolio Composition as of
06/30/25 Net Assets
Collateralized Mortgage Obligations	54.01%
Fannie Mae Pools	14.53%
SBA Pools	11.96%
Freddie Mac Pools	6.30%
Ginnie Mae Pools	2.20%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Government Money Market Fund
Class A / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class A)	$31	0.62%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$93.0
Total number of portfolio holdings as of 06/30/25	12
Total advisory fees paid for the period (in thousands)	$161.5
7 day yield	3.85%
Portfolio Composition as of
06/30/25 Net Assets
Repurchase Agreements	69.79%
Federal Home Loan Bank	16.01%
Federal Farm Credit Bank	5.38%
Fannie Mae	1.49%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Government Money Market Fund
Class C / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class C)	$31	0.62%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$93.0
Total number of portfolio holdings as of 06/30/25	12
Total advisory fees paid for the period (in thousands)	$161.5
7 day yield	3.85%
Portfolio Composition as of
06/30/25 Net Assets
Repurchase Agreements	69.79%
Federal Home Loan Bank	16.01%
Federal Farm Credit Bank	5.38%
Fannie Mae	1.49%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Government Money Market Fund
Class Y / RPGXX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Government Money Market Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Government Money Market Fund (Class Y)	$31	0.62%*
*	Annualized.
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$93.0
Total number of portfolio holdings as of 06/30/25	12
Total advisory fees paid for the period (in thousands)	$161.5
7 day yield	3.85%
Portfolio Composition as of
06/30/25 Net Assets
Repurchase Agreements	69.79%
Federal Home Loan Bank	16.01%
Federal Farm Credit Bank	5.38%
Fannie Mae	1.49%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Financial Fund
Class A / RPFGX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class A)	$50	0.94%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 13.77%, versus a 9.23% return for the Index. The Fund also outperformed the 6.20% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+15%), Consumer Finance (+13%), and Capital Markets (+10%)
    Weakest performing industries - Financial Services (+5%) and Insurance (+6%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+15% vs +5%) and significantly underweight (average weighting 9% vs 33%)
    Rocket Companies (+33%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    JPMorgan Chase (+22%), Danske Bank (+53%), Wells Fargo (+15%), DNB Bank (+47%), and
    DBS Group Holdings (+14%)
  Consumer Finance - outperformed the Index industry (+17% vs +13%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+20%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+17% vs +10%)
    Bank of New York Mellon (+20%)
  Insurance holding
    Markel Group (+16%)
  Non-financial holding
    Prosus (+40%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 11% vs 23%)
  Banks - underperformed the Index industry (+14% vs +15%)
    U.S. Bancorp (-3%) and PNC Financial Services Group (-2%) - two largest individual detractors
    Fifth Third Bancorp (-1%)
  Individual Insurance holdings
    Everest Group (-5%) and RenaissanceRe Holdings (-2%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class A) — Without sales charge	33.09%	21.56%	11.18%
Davis Financial Fund (Class A) — With sales charge*	26.77%	20.40%	10.65%
S&P 500 Index	15.16%	16.63%	13.63%
S&P 500 Financials Index	29.45%	19.97%	12.45%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$2.8
Top Industries as of 06/30/25 Net Assets
Banks	45.01%
Consumer Finance	15.65%
Insurance	15.50%
Capital Markets	10.65%
Financial Services	9.19%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Financial Fund
Class C / DFFCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class C)	$92	1.74%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 13.31%, versus a 9.23% return for the Index. The Fund also outperformed the 6.20% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+15%), Consumer Finance (+13%), and Capital Markets (+10%)
    Weakest performing industries - Financial Services (+5%) and Insurance (+6%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+15% vs +5%) and significantly underweight (average weighting 9% vs 33%)
    Rocket Companies (+33%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    JPMorgan Chase (+22%), Danske Bank (+53%), Wells Fargo (+15%), DNB Bank (+47%), and
    DBS Group Holdings (+14%)
  Consumer Finance - outperformed the Index industry (+17% vs +13%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+20%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+17% vs +10%)
    Bank of New York Mellon (+20%)
  Insurance holding
    Markel Group (+16%)
  Non-financial holding
    Prosus (+40%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 11% vs 23%)
  Banks - underperformed the Index industry (+14% vs +15%)
    U.S. Bancorp (-3%) and PNC Financial Services Group (-2%) - two largest individual detractors
    Fifth Third Bancorp (-1%)
  Individual Insurance holdings
    Everest Group (-5%) and RenaissanceRe Holdings (-2%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class C) — Without CDSC*	32.00%	20.60%	10.48%
Davis Financial Fund (Class C) — With CDSC*,**	31.00%	20.60%	10.48%
S&P 500 Index	15.16%	16.63%	13.63%
S&P 500 Financials Index	29.45%	19.97%	12.45%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$2.8
Top Industries as of 06/30/25 Net Assets
Banks	45.01%
Consumer Finance	15.65%
Insurance	15.50%
Capital Markets	10.65%
Financial Services	9.19%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Financial Fund
Class Y / DVFYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Financial Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Financial Fund (Class Y)	$37	0.70%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the S&P 500 Financials Index (the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 13.91%, versus a 9.23% return for the Index. The Fund also outperformed the 6.20% return of the S&P 500 Index. The Fund invests, under normal conditions, at least 80% of its net assets in common stocks (including American Depositary Receipts) issued by companies principally engaged in the financial services sector. The Fund continues to invest a significant portion of its assets in foreign companies.
Market Overview
  S&P 500 Financials
    Strongest performing industries - Banks (+15%), Consumer Finance (+13%), and Capital Markets (+10%)
    Weakest performing industries - Financial Services (+5%) and Insurance (+6%)
Contributors to Performance
  Financial Services - outperformed the Index industry (+15% vs +5%) and significantly underweight (average weighting 9% vs 33%)
    Rocket Companies (+33%)
  Significantly overweight in Banks - (average weighting 45% vs 25%)
    JPMorgan Chase (+22%), Danske Bank (+53%), Wells Fargo (+15%), DNB Bank (+47%), and
    DBS Group Holdings (+14%)
  Consumer Finance - outperformed the Index industry (+17% vs +13%) and overweight (average weighting 15% vs 4%)
    Capital One Financial (+20%) - largest individual contributor
  Capital Markets - outperformed the Index industry (+17% vs +10%)
    Bank of New York Mellon (+20%)
  Insurance holding
    Markel Group (+16%)
  Non-financial holding
    Prosus (+40%)
Detractors from Performance
  Underweight in Capital Markets (average weighting 11% vs 23%)
  Banks - underperformed the Index industry (+14% vs +15%)
    U.S. Bancorp (-3%) and PNC Financial Services Group (-2%) - two largest individual detractors
    Fifth Third Bancorp (-1%)
  Individual Insurance holdings
    Everest Group (-5%) and RenaissanceRe Holdings (-2%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Financial Fund (Class Y)	33.38%	21.84%	11.44%
S&P 500 Index	15.16%	16.63%	13.63%
S&P 500 Financials Index	29.45%	19.97%	12.45%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in billions)	$1.1
Total number of portfolio holdings as of 06/30/25	29
Portfolio turnover rate for the period	3%
Total advisory fees paid for the period (in millions)	$2.8
Top Industries as of 06/30/25 Net Assets
Banks	45.01%
Consumer Finance	15.65%
Insurance	15.50%
Capital Markets	10.65%
Financial Services	9.19%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Balanced Fund
Class A / RPFCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class A)	$51	0.98%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of 9.73%, versus a 6.20% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 78% of net assets invested in stocks, 15% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Health Care (Equities only) - outperformed the Index sector (+11% vs -1%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%) and Solventum (+15%)
  Financials (Equities only) - outperformed the Index sector (+16% vs +9%) and significantly overweight (average weighting 43% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), Bank of New York Mellon (+20%), and JPMorgan Chase (+22%)
  Underweight in Consumer Discretionary (Equities only), the weakest performing sector of the Index - (average weighting 5% vs 11%)
  Information Technology (Equities only) - outperformed the Index sector (+14% vs +8%)
    Applied Materials (+13%)
  Individual equity holding
    Meta Platforms (+26%)
Detractors from Performance
  Significantly overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
    Viatris (-26%) - largest individual detractor
    Humana (-3%)
  Industrials (Equities only) - underperformed the Index sector (flat vs +13%) and underweight (average weighting 6% vs 8%)
    Owens Corning (-19%)
  Underweight in Information Technology (Equities only) - (average weighting 10% vs 31%)
  Individual equity holdings
    Alphabet (-7%) and U.S. Bancorp (-3%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class A) — Without sales charge	14.78%	14.63%	8.04%
Davis Balanced Fund (Class A) — With sales charge*	9.32%	13.53%	7.52%
S&P 500 Index	15.16%	16.63%	13.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$271.8
Total number of portfolio holdings as of 06/30/25	60
Portfolio turnover rate for the period	5%
Total advisory fees paid for the period (in thousands)	$707.8
Asset Allocation as of 06/30/25 Net Assets
Common Stock	78.00%
Mortgages	9.99%
Short-Term Investments	6.97%
Corporate Bonds	1.92%
Small Business Administration	1.53%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Balanced Fund
Class C / DCSCX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class C)	$91	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of 9.28%, versus a 6.20% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 78% of net assets invested in stocks, 15% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Health Care (Equities only) - outperformed the Index sector (+11% vs -1%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%) and Solventum (+15%)
  Financials (Equities only) - outperformed the Index sector (+16% vs +9%) and significantly overweight (average weighting 43% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), Bank of New York Mellon (+20%), and JPMorgan Chase (+22%)
  Underweight in Consumer Discretionary (Equities only), the weakest performing sector of the Index - (average weighting 5% vs 11%)
  Information Technology (Equities only) - outperformed the Index sector (+14% vs +8%)
    Applied Materials (+13%)
  Individual equity holding
    Meta Platforms (+26%)
Detractors from Performance
  Significantly overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
    Viatris (-26%) - largest individual detractor
    Humana (-3%)
  Industrials (Equities only) - underperformed the Index sector (flat vs +13%) and underweight (average weighting 6% vs 8%)
    Owens Corning (-19%)
  Underweight in Information Technology (Equities only) - (average weighting 10% vs 31%)
  Individual equity holdings
    Alphabet (-7%) and U.S. Bancorp (-3%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class C) — Without CDSC*	13.88%	13.76%	7.37%
Davis Balanced Fund (Class C) — With CDSC*,**	12.88%	13.76%	7.37%
S&P 500 Index	15.16%	16.63%	13.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$271.8
Total number of portfolio holdings as of 06/30/25	60
Portfolio turnover rate for the period	5%
Total advisory fees paid for the period (in thousands)	$707.8
Asset Allocation as of 06/30/25 Net Assets
Common Stock	78.00%
Mortgages	9.99%
Short-Term Investments	6.97%
Corporate Bonds	1.92%
Small Business Administration	1.53%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Balanced Fund
Class Y / DCSYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Balanced Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Balanced Fund (Class Y)	$35	0.67%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Standard & Poor’s 500 Index (“S&P 500” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of 9.89%, versus a 6.20% return for the S&P 500. The Fund invests its assets in a balanced portfolio of stocks and bonds. The Fund may invest in large, medium or small companies without regard to market capitalization and may invest in issuers in foreign countries. The Fund ended the period with 78% of net assets invested in stocks, 15% in bonds, and 7% in repurchase agreements and cash.
Market Overview
  S&P 500
    Strongest performing sectors - Industrials (+13%), Communication Services (+11%), and Utilities (+9%)
    Weakest performing sectors - Consumer Discretionary (-4%), Health Care (-1%), and Energy (+1%)
Contributors to Performance
  Health Care (Equities only) - outperformed the Index sector (+11% vs -1%)
    CVS Health (+57%) - largest individual contributor
    Quest Diagnostics (+20%) and Solventum (+15%)
  Financials (Equities only) - outperformed the Index sector (+16% vs +9%) and significantly overweight (average weighting 43% vs 14%)
    Capital One Financial (+20%), Danske Bank (+53%), Berkshire Hathaway (+7%), Bank of New York Mellon (+20%), and JPMorgan Chase (+22%)
  Underweight in Consumer Discretionary (Equities only), the weakest performing sector of the Index - (average weighting 5% vs 11%)
  Information Technology (Equities only) - outperformed the Index sector (+14% vs +8%)
    Applied Materials (+13%)
  Individual equity holding
    Meta Platforms (+26%)
Detractors from Performance
  Significantly overweight in Health Care (Equities only) - (average weighting 27% vs 10%)
    Viatris (-26%) - largest individual detractor
    Humana (-3%)
  Industrials (Equities only) - underperformed the Index sector (flat vs +13%) and underweight (average weighting 6% vs 8%)
    Owens Corning (-19%)
  Underweight in Information Technology (Equities only) - (average weighting 10% vs 31%)
  Individual equity holdings
    Alphabet (-7%) and U.S. Bancorp (-3%)
  In a stronger market, the Fund’s performance was hindered from its position in bonds and repurchase agreements (cash)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Balanced Fund (Class Y)	15.12%	14.99%	8.37%
S&P 500 Index	15.16%	16.63%	13.63%
Bloomberg U.S. Aggregate Bond Index	6.08%	(0.73)%	1.76%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$271.8
Total number of portfolio holdings as of 06/30/25	60
Portfolio turnover rate for the period	5%
Total advisory fees paid for the period (in thousands)	$707.8
Asset Allocation as of 06/30/25 Net Assets
Common Stock	78.00%
Mortgages	9.99%
Short-Term Investments	6.97%
Corporate Bonds	1.92%
Small Business Administration	1.53%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Real Estate Fund
Class A / RPFRX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class A)	$49	1.00%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class A shares delivered a total return on net asset value of -1.79%, versus a 1.74% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+10%), Diversified REITs (+5%), and Specialized REITs (+4%)
    Weakest performing industries - Hotel & Resort REITs (-14%), Office REITs (-6%), and Residential REITs (-2%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-6% vs +10%)
    Alexandria Real Estate Equities (-23%) - largest individual detractor
  Overweight in Office REITs - (average weighting 16% vs 3%)
    BXP (-7%), Douglas Emmett (-17%), and Hudson Pacific Properties (-10%)
  Retail REITs - underperformed the Index industry (-4% vs -1%)
    Federal Realty Investment Trust (-24%) and Brixmor Property Group (-4%)
    Federal Realty Investment Trust - no longer a Fund holding
  Underweight in Specialized REITs - (average weighting 23% vs 36%)
    Equinix (-15%)
  Individual holdings
    Sunstone Hotel Investors (-25%), Rexford Industrial Realty (-6%), and AvalonBay Communities (-6%)
Contributors to Performance
  Office REITs - outperformed the Index industry (+2% vs -6%)
    Great Portland Estates (+38%) and Derwent London (+19%)
  Underweight in Retail REITs - (average weighting 12% vs 14%)
    NETSTREIT (+19%) - new purchase during the period
  Individual Specialized REITs
    American Tower (+22%) - largest individual contributor
    VICI Properties (+15%) and Crown Castle (+16%)
  Other individual holdings
    Ventas (+9%), EastGroup Properties (+6%), Welltower (+7%), and Essex Property Trust (+2%)
    Welltower - no longer a Fund holding

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class A) — Without sales charge	4.58%	6.12%	5.29%
Davis Real Estate Fund (Class A) — With sales charge*	(0.39)%	5.09%	4.78%
S&P 500 Index	15.16%	16.63%	13.63%
Wilshire U.S. Real Estate Securities Index	11.25%	9.14%	6.64%
*	Reflects 4.75% front-end sales charge.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$141.6
Total number of portfolio holdings as of 06/30/25	37
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$397.7
Top Industries as of 06/30/25 Net Assets
Specialized REITs	23.27%
Residential REITs	19.95%
Office REITs	17.94%
Industrial REITs	12.37%
Health Care REITs	11.17%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

Davis Real Estate Fund
Class C / DRECX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class C)	$86	1.75%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class C shares delivered a total return on net asset value of -2.18%, versus a 1.74% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+10%), Diversified REITs (+5%), and Specialized REITs (+4%)
    Weakest performing industries - Hotel & Resort REITs (-14%), Office REITs (-6%), and Residential REITs (-2%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-6% vs +10%)
    Alexandria Real Estate Equities (-23%) - largest individual detractor
  Overweight in Office REITs - (average weighting 16% vs 3%)
    BXP (-7%), Douglas Emmett (-17%), and Hudson Pacific Properties (-10%)
  Retail REITs - underperformed the Index industry (-4% vs -1%)
    Federal Realty Investment Trust (-24%) and Brixmor Property Group (-4%)
    Federal Realty Investment Trust - no longer a Fund holding
  Underweight in Specialized REITs - (average weighting 23% vs 36%)
    Equinix (-15%)
  Individual holdings
    Sunstone Hotel Investors (-25%), Rexford Industrial Realty (-6%), and AvalonBay Communities (-6%)
Contributors to Performance
  Office REITs - outperformed the Index industry (+2% vs -6%)
    Great Portland Estates (+38%) and Derwent London (+19%)
  Underweight in Retail REITs - (average weighting 12% vs 14%)
    NETSTREIT (+19%) - new purchase during the period
  Individual Specialized REITs
    American Tower (+22%) - largest individual contributor
    VICI Properties (+15%) and Crown Castle (+16%)
  Other individual holdings
    Ventas (+9%), EastGroup Properties (+6%), Welltower (+7%), and Essex Property Trust (+2%)
    Welltower - no longer a Fund holding

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class C) — Without CDSC*	3.77%	5.28%	4.59%
Davis Real Estate Fund (Class C) — With CDSC*,**	2.77%	5.28%	4.59%
S&P 500 Index	15.16%	16.63%	13.63%
Wilshire U.S. Real Estate Securities Index	11.25%	9.14%	6.64%
*	Because Class C shares automatically convert to Class A shares after 8 years, the “10-Year” returns for Class C reflect Class A performance for the period after conversion.
**	Includes any applicable contingent deferred sales charge (“CDSC”).
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$141.6
Total number of portfolio holdings as of 06/30/25	37
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$397.7
Top Industries as of 06/30/25 Net Assets
Specialized REITs	23.27%
Residential REITs	19.95%
Office REITs	17.94%
Industrial REITs	12.37%
Health Care REITs	11.17%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.
Davis Real Estate Fund
Class Y / DREYX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2025
This Semi-Annual shareholder report contains important information about the Davis Real Estate Fund (the “Fund”) for the period of January 1, 2025 to June 30, 2025 (the “period”). You can find additional information about the Fund at davisfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-279-0279.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Davis Real Estate Fund (Class Y)	$36	0.74%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund underperformed the Wilshire U.S. Real Estate Securities Index (“Wilshire Index” or the “Index”) for the period. The Fund’s Class Y shares delivered a total return of -1.66%, versus a 1.74% return for the Wilshire Index. The Fund invests, under normal conditions, at least 80% of its net assets in securities issued by companies principally engaged in the real estate industry.
Market Overview
  Wilshire Index
    Strongest performing industries - Health Care REITs (+10%), Diversified REITs (+5%), and Specialized REITs (+4%)
    Weakest performing industries - Hotel & Resort REITs (-14%), Office REITs (-6%), and Residential REITs (-2%)
Detractors from Performance
  Health Care REITs - significantly underperformed the Index industry (-6% vs +10%)
    Alexandria Real Estate Equities (-23%) - largest individual detractor
  Overweight in Office REITs - (average weighting 16% vs 3%)
    BXP (-7%), Douglas Emmett (-17%), and Hudson Pacific Properties (-10%)
  Retail REITs - underperformed the Index industry (-4% vs -1%)
    Federal Realty Investment Trust (-24%) and Brixmor Property Group (-4%)
    Federal Realty Investment Trust - no longer a Fund holding
  Underweight in Specialized REITs - (average weighting 23% vs 36%)
    Equinix (-15%)
  Individual holdings
    Sunstone Hotel Investors (-25%), Rexford Industrial Realty (-6%), and AvalonBay Communities (-6%)
Contributors to Performance
  Office REITs - outperformed the Index industry (+2% vs -6%)
    Great Portland Estates (+38%) and Derwent London (+19%)
  Underweight in Retail REITs - (average weighting 12% vs 14%)
    NETSTREIT (+19%) - new purchase during the period
  Individual Specialized REITs
    American Tower (+22%) - largest individual contributor
    VICI Properties (+15%) and Crown Castle (+16%)
  Other individual holdings
    Ventas (+9%), EastGroup Properties (+6%), Welltower (+7%), and Essex Property Trust (+2%)
    Welltower - no longer a Fund holding

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/25	1 Year	5 Years	10 Years
Davis Real Estate Fund (Class Y)	4.85%	6.38%	5.53%
S&P 500 Index	15.16%	16.63%	13.63%
Wilshire U.S. Real Estate Securities Index	11.25%	9.14%	6.64%
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisfunds.com .
Key Fund Statistics
Fund net assets as of 06/30/25 (in millions)	$141.6
Total number of portfolio holdings as of 06/30/25	37
Portfolio turnover rate for the period	10%
Total advisory fees paid for the period (in thousands)	$397.7
Top Industries as of 06/30/25 Net Assets
Specialized REITs	23.27%
Residential REITs	19.95%
Office REITs	17.94%
Industrial REITs	12.37%
Health Care REITs	11.17%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at davisfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-279-0279.
DAVIS SERIES, INC.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Davis Opportunity Fund
Davis Financial Fund
Davis Real Estate Fund
Davis Balanced Fund
Davis Government Bond Fund
Davis Government Money Market Fund

(part of Davis Series, Inc.)
June 30, 2025
SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)

The Equity Specialists

DAVIS SERIES, INC.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.38%)
COMMUNICATION SERVICES – (5.65%)
Media & Entertainment – (5.65%)
Alphabet Inc., Class C	50,740	$9,000,769
Angi Inc., Class A *	27,189	414,904
ASAC II L.P. *(a)(b)(c)	116,129	116,606
IAC Inc. *	51,780	1,933,465
Meta Platforms, Inc., Class A	19,568	14,442,945
Sea Limited, Class A, ADR (Singapore) *	41,680	6,666,299
Total Communication Services		32,574,988
CONSUMER DISCRETIONARY – (8.74%)
Consumer Discretionary Distribution & Retail – (3.35%)
Amazon.com, Inc. *	24,880	5,458,423
JD.com, Inc., Class A, ADR (China)	48,730	1,590,547
Prosus N.V., Class N (Netherlands)	218,340	12,250,290
		19,299,260
Consumer Services – (5.39%)
Delivery Hero SE (Germany) *	226,550	6,149,069
Meituan, Class B (China) *	283,500	4,560,391
MGM Resorts International *	548,600	18,866,354
Trip.com Group Ltd., ADR (China)	26,310	1,542,819
		31,118,633
Total Consumer Discretionary		50,417,893
CONSUMER STAPLES – (3.89%)
Food, Beverage & Tobacco – (3.89%)
Darling Ingredients Inc. *	244,256	9,267,073
Tyson Foods, Inc., Class A	235,000	13,145,900
Total Consumer Staples		22,412,973
ENERGY – (4.96%)
Coterra Energy Inc.	350,680	8,900,259
Tourmaline Oil Corp. (Canada)	408,100	19,689,495
Total Energy		28,589,754
FINANCIALS – (18.52%)
Banks – (3.50%)
U.S. Bancorp	445,640	20,165,210
Financial Services – (9.39%)
Consumer Finance – (7.69%)
Capital One Financial Corp.	208,430	44,345,567
Financial Services – (1.70%)
Berkshire Hathaway Inc., Class B *	20,243	9,833,442
		54,179,009
Insurance – (5.63%)
Property & Casualty Insurance – (5.63%)
Markel Group Inc. *	16,246	32,449,110
Total Financials		106,793,329
HEALTH CARE – (26.44%)
Health Care Equipment & Services – (22.17%)
Cigna Group	57,292	18,939,589
CVS Health Corp.	388,669	26,810,387
Humana Inc.	63,085	15,423,021
Quest Diagnostics Inc.	211,101	37,920,073
Solventum Corp. *	282,510	21,425,558
UnitedHealth Group Inc.	23,475	7,323,496
		127,842,124
Pharmaceuticals, Biotechnology & Life Sciences – (4.27%)
Viatris Inc.	2,758,960	24,637,513
Total Health Care		152,479,637
INDUSTRIALS – (13.41%)
Capital Goods – (10.86%)
AGCO Corp.	97,650	10,073,574
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
Johnson Controls International plc	80,002	$8,449,811
Owens Corning	107,280	14,753,146
Schneider Electric SE (France)	29,720	7,979,372
WESCO International, Inc.	115,330	21,359,116
		62,615,019
Transportation – (2.55%)
DiDi Global Inc., Class A, ADS (China) *	3,007,778	14,738,112
Total Industrials		77,353,131
INFORMATION TECHNOLOGY – (11.90%)
Semiconductors & Semiconductor Equipment – (5.60%)
Applied Materials, Inc.	81,020	14,832,331
NVIDIA Corp.	34,700	5,482,253
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	62,000	2,267,300
Texas Instruments Inc.	46,842	9,725,336
		32,307,220
Software & Services – (5.04%)
AppLovin Corp., Class A *	24,670	8,636,474
Microsoft Corp.	13,759	6,843,864
Oracle Corp.	43,620	9,536,640
SAP SE, ADR (Germany)	13,350	4,059,735
		29,076,713
Technology Hardware & Equipment – (1.26%)
Samsung Electronics Co., Ltd. (South Korea)	163,840	7,245,268
Total Information Technology		68,629,201
MATERIALS – (4.87%)
Teck Resources Ltd., Class B (Canada)	542,450	21,904,131
Vale S.A., ADR (Brazil)	633,870	6,154,878
Total Materials		28,059,009
TOTAL COMMON STOCK – (Identified cost $395,750,656)		567,309,915

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.61%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (d)	$3,467,000	$3,467,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (e)	5,810,000	5,810,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $9,277,000)		9,277,000
Total Investments – (99.99%) – (Identified cost $405,027,656)		576,586,915
Other Assets Less Liabilities – (0.01%)		80,731
Net Assets – (100.00%)		$576,667,646

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
Schedule of Investments - (Continued)
June 30, 2025 (Unaudited)

(d)	Dated 06/30/25, repurchase value of $3,467,423 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.50%, 07/01/40-10/01/53, total fair value $3,536,340).
(e)
Dated 06/30/25, repurchase value of $5,810,710 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $5,926,200).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
Schedule of Investments
June 30, 2025 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (77.04%)
COLLATERALIZED MORTGAGE OBLIGATIONS – (54.01%)
Fannie Mae
4.7697% (30 day SOFR + 0.46%), 07/25/37 (a)	$6,807	$6,734
5.2297% (30 day SOFR + 0.92%), 12/25/39 (a)	471,517	467,004
4.8197% (30 day SOFR + 0.51%), 09/25/40 (a)	126,092	124,044
3.00%, 04/25/41	40,211	39,708
2.00%, 12/25/42	187,733	166,388
2.50%, 03/25/43	1,058,185	987,487
2.50%, 04/25/43	241,515	234,055
2.50%, 07/25/47	131,826	112,241
Freddie Mac
2.00%, 06/15/28	32,511	32,110
2.50%, 01/15/29	29,021	28,571
4.9183% (30 day SOFR + 0.61%), 08/15/40 (a)	50,120	49,559
4.7683% (30 day SOFR + 0.46%), 09/15/43 (a)	119,615	116,635
Ginnie Mae
4.7734%, 06/20/31	25,315	25,379
4.00%, 09/20/39	13,181	13,053
1.00%, 12/20/42	49,556	42,032
2.40%, 10/16/50	274,665	238,131
1.00%, 06/20/51	809,274	618,992
2.60%, 03/16/52	99,310	91,767
2.70%, 06/16/58	453,696	420,425
5.016% (1 mo. SOFR + 0.68%), 04/20/62 (a)	358,581	359,101
5.066% (1 mo. SOFR + 0.73%), 09/20/64 (a)	246,976	246,161
2.25%, 07/20/65	49,629	47,406
2.25%, 03/20/66	378,979	367,087
4.8519% (30 day SOFR + 0.55%), 02/20/67 (a)	833,263	826,204
2.25%, 08/20/69	181,376	174,864
5.4519% (30 day SOFR + 1.15%), 02/20/71 (a)	1,724,610	1,734,659
4.5592%, 12/20/71	932,178	928,455
4.7209%, 05/20/73	861,848	860,244
Total Collateralized Mortgage Obligations		9,358,496
FANNIE MAE POOLS – (14.53%)
3.57%, 11/01/25, Pool No. BL0533	1,500,000	1,491,939
4.00%, 05/01/29, Pool No. AL7358	34,537	34,341
2.00%, 08/01/30, Pool No. AX9709	108,218	101,304
3.50%, 03/01/32, Pool No. MA1010	155,816	154,129
6.00%, 09/01/37, Pool No. 888796	16,472	16,350
5.153% (30 day SOFR + 2.36%), 06/01/53, Pool No. BY1543 (a)	707,279	720,028
Total Fannie Mae Pools		2,518,091
FREDDIE MAC POOLS – (6.30%)
3.00%, 09/01/27, Pool No. U70063	63,675	62,996
2.50%, 09/01/31, Pool No. G18611	279,505	268,243
5.793% (30 day SOFR + 2.205%), 04/01/54, Pool No. 841736 (a)	736,990	761,155
Total Freddie Mac Pools		1,092,394
	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
GINNIE MAE POOLS – (2.20%)
5.164%, 12/20/61, Pool No. 756740	$448	$459
4.626%, 07/20/67, Pool No. BB0084	257,223	255,598
4.445%, 04/20/70, Pool No. BT6816	125,208	124,613
Total Ginnie Mae Pools		380,670
TOTAL MORTGAGES – (Identified cost $13,744,352)		13,349,651
SMALL BUSINESS ADMINISTRATION – (11.96%)
4.85% (Prime Rate – 2.65%), 10/25/28, Pool No. 510194 (a)	138,601	137,885
6.825% (Prime Rate – 0.675%), 09/25/30, Pool No. 510685 (a)	80,689	82,551
8.472% (Prime Rate + 0.973%), 09/25/30, Pool No. 522596 (a)	326,108	341,376
8.345% (Prime Rate + 0.846%), 10/25/30, Pool No. 522619 (a)	187,210	197,099
7.70% (Prime Rate + 0.20%), 01/25/32, Pool No. 530037 (a)	652,577	674,680
7.825% (Prime Rate + 0.325%), 05/25/32, Pool No. 510690 (a)	86,811	92,024
6.50% (Prime Rate – 1.00%), 10/25/32, Pool No. 530180 (a)	531,488	547,443
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $2,065,100)		2,073,058
SHORT-TERM INVESTMENTS – (10.68%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (b)	692,000	692,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (c)	1,159,000	1,159,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,851,000)		1,851,000
Total Investments – (99.68%) – (Identified cost $17,660,452)		17,273,709
Other Assets Less Liabilities – (0.32%)		54,819
Net Assets – (100.00%)		$17,328,528

SOFR:	Secured Overnight Financing Rate

(a)	The interest rates on floating rate securities, shown as of June 30, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)	Dated 06/30/25, repurchase value of $692,084 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 3.50%, 04/01/42-05/15/50, total fair value $705,840).
(c)
Dated 06/30/25, repurchase value of $1,159,142 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $1,182,180).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS GOVERNMENT MONEY MARKET FUND
Schedule of Investments
June 30, 2025 (Unaudited)

	Principal	Value (Note 1)
FANNIE MAE – (1.49%)
0.55%, 09/30/25	$900,000	$891,790
0.625%, 11/25/25	500,000	492,585
TOTAL FANNIE MAE – (Identified cost $1,384,375)		1,384,375
FEDERAL FARM CREDIT BANK – (5.38%)
4.445% (SOFR + 0.055%), 08/19/25 (a)	5,000,000	5,000,000
TOTAL FEDERAL FARM CREDIT BANK – (Identified cost $5,000,000)		5,000,000
FEDERAL HOME LOAN BANK – (16.01%)
4.13%, 08/28/25	665,000	664,738
4.395% (SOFR + 0.005%), 09/04/25 (a)	1,000,000	999,942
1.25%, 10/14/25	250,000	247,783
4.445% (SOFR + 0.055%), 11/04/25 (a)	5,000,000	5,000,000
4.39% (SOFR + 0.00%), 11/26/25 (a)	5,000,000	5,000,000
4.39% (SOFR + 0.00%), 12/02/25 (a)	1,000,000	999,842
0.60%, 12/15/25	2,010,000	1,976,983
TOTAL FEDERAL HOME LOAN BANK – (Identified cost $14,889,288)		14,889,288
REPURCHASE AGREEMENTS – (69.79%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (b)	24,252,000	24,252,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (c)	40,651,000	40,651,000
TOTAL REPURCHASE AGREEMENTS – (Identified cost $64,903,000)		64,903,000
Total Investments – (92.67%) – (Identified cost $86,176,663)		86,176,663
Other Assets Less Liabilities – (7.33%)		6,814,604
Net Assets – (100.00%)		$92,991,267

SOFR:	Secured Overnight Financing Rate

(a)
The interest rates on floating rate securities, shown as of June 30, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities’ variable rates.

(b)	Dated 06/30/25, repurchase value of $24,254,957 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 6.764%, 09/01/33-12/01/54, total fair value $24,737,040).
(c)
Dated 06/30/25, repurchase value of $40,655,968 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $41,464,020).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.86%)
CONSUMER DISCRETIONARY – (2.86%)
Consumer Discretionary Distribution & Retail – (2.86%)
Prosus N.V., Class N (Netherlands)	566,685	$31,794,704
Total Consumer Discretionary		31,794,704
FINANCIALS – (96.00%)
Banks – (45.01%)
Bank of America Corp.	581,400	27,511,848
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	302,372	13,389,032
Danske Bank A/S (Denmark)	1,114,720	45,529,402
DBS Group Holdings Ltd. (Singapore)	1,300,897	45,924,330
DNB Bank ASA (Norway)	706,366	19,534,252
Fifth Third Bancorp	1,317,490	54,188,364
JPMorgan Chase & Co.	312,214	90,513,961
Metro Bank Holdings PLC (United Kingdom) *	3,420,765	6,207,030
PNC Financial Services Group, Inc.	243,176	45,332,870
U.S. Bancorp	1,049,488	47,489,332
Wells Fargo & Co.	1,313,079	105,203,889
		500,824,310
Financial Services – (35.49%)
Capital Markets – (10.65%)
Bank of New York Mellon Corp.	680,121	61,965,824
Charles Schwab Corp.	135,868	12,396,596
Julius Baer Group Ltd. (Switzerland)	649,704	44,072,569
		118,434,989
Consumer Finance – (15.65%)
American Express Co.	121,302	38,692,912
Capital One Financial Corp.	636,781	135,481,526
		174,174,438
Financial Services – (9.19%)
Berkshire Hathaway Inc., Class A *	73	53,202,400
Chime Financial, Inc., Class A *	300	10,353
Exor N.V. (Netherlands)	279,500	28,214,833
Rocket Companies, Inc., Class A	1,469,449	20,836,787
		102,264,373
		394,873,800
Insurance – (15.50%)
Life & Health Insurance – (0.67%)
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,166,800	7,448,055
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (12.28%)
Chubb Ltd.	165,298	$47,890,137
Loews Corp.	330,096	30,256,599
Markel Group Inc. *	29,271	58,464,724
		136,611,460
Reinsurance – (2.55%)
Everest Group, Ltd.	23,011	7,820,288
RenaissanceRe Holdings Ltd.	84,940	20,631,926
		28,452,214
		172,511,729
Total Financials		1,068,209,839
TOTAL COMMON STOCK – (Identified cost $466,460,118)		1,100,004,543

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.81%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (a)	$3,341,000	$3,341,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (b)	5,599,000	5,599,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $8,940,000)		8,940,000
Total Investments – (99.67%) – (Identified cost $475,400,118)		1,108,944,543
Other Assets Less Liabilities – (0.33%)		3,710,773
Net Assets – (100.00%)		$1,112,655,316

*	Non-income producing security.
(a)	Dated 06/30/25, repurchase value of $3,341,407 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 10/01/39-02/20/55, total fair value $3,407,820).
(b)
Dated 06/30/25, repurchase value of $5,599,684 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $5,710,980).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (78.00%)
COMMUNICATION SERVICES – (4.60%)
Media & Entertainment – (4.60%)
Alphabet Inc., Class C	34,010	$6,033,034
Meta Platforms, Inc., Class A	8,752	6,459,764
Total Communication Services		12,492,798
CONSUMER DISCRETIONARY – (3.56%)
Consumer Discretionary Distribution & Retail – (3.56%)
Amazon.com, Inc. *	44,080	9,670,711
Total Consumer Discretionary		9,670,711
ENERGY – (2.79%)
Coterra Energy Inc.	112,220	2,848,143
Tourmaline Oil Corp. (Canada)	98,280	4,741,690
Total Energy		7,589,833
FINANCIALS – (32.29%)
Banks – (9.36%)
Danske Bank A/S (Denmark)	134,040	5,474,703
DBS Group Holdings Ltd. (Singapore)	210,417	7,428,151
JPMorgan Chase & Co.	18,613	5,396,095
U.S. Bancorp	32,635	1,476,734
Wells Fargo & Co.	70,568	5,653,908
		25,429,591
Financial Services – (17.60%)
Capital Markets – (4.68%)
Bank of New York Mellon Corp.	69,280	6,312,101
Julius Baer Group Ltd. (Switzerland)	94,720	6,425,316
		12,737,417
Consumer Finance – (6.52%)
Capital One Financial Corp.	83,261	17,714,610
Financial Services – (6.40%)
Berkshire Hathaway Inc., Class B *	35,796	17,388,623
		47,840,650
Insurance – (5.33%)
Life & Health Insurance – (0.95%)
AIA Group Ltd. (Hong Kong)	284,360	2,575,858
Property & Casualty Insurance – (4.38%)
Chubb Ltd.	22,955	6,650,523
Markel Group Inc. *	2,640	5,273,030
		11,923,553
		14,499,411
Total Financials		87,769,652
HEALTH CARE – (21.06%)
Health Care Equipment & Services – (17.43%)
Cigna Group	16,380	5,414,900
CVS Health Corp.	180,220	12,431,576
Humana Inc.	22,400	5,476,352
Quest Diagnostics Inc.	74,140	13,317,768
Solventum Corp. *	113,020	8,571,437
UnitedHealth Group Inc.	6,960	2,171,311
		47,383,344
Pharmaceuticals, Biotechnology & Life Sciences – (3.63%)
Viatris Inc.	1,104,050	9,859,167
Total Health Care		57,242,511
INDUSTRIALS – (4.44%)
Capital Goods – (4.44%)
AGCO Corp.	36,040	3,717,886
Johnson Controls International plc	29,977	3,166,171
Owens Corning	37,600	5,170,752
Total Industrials		12,054,809
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (8.20%)
Semiconductors & Semiconductor Equipment – (6.66%)
Applied Materials, Inc.	68,908	$12,614,988
Texas Instruments Inc.	26,473	5,496,324
		18,111,312
Software & Services – (1.54%)
Microsoft Corp.	8,411	4,183,715
Total Information Technology		22,295,027
MATERIALS – (1.06%)
Vale S.A., ADR (Brazil)	296,950	2,883,385
Total Materials		2,883,385
TOTAL COMMON STOCK – (Identified cost $124,593,256)		211,998,726

	Principal	Value (Note 1)
ASSET-BACKED – (0.34%)
Montana Higher Education Student Assistance Corp., Series 12-1, Class A3, 5.4663% (30 day SOFR +1.16%), 07/20/43 (a)	$920,159	$917,333
TOTAL ASSET-BACKED – (Identified cost $921,161)		917,333
CORPORATE BONDS – (1.92%)
FINANCIALS – (1.29%)
Financial Services – (1.29%)
Capital Markets – (1.29%)
Goldman Sachs Group, Inc., Sr. Notes, 5.1073% (SOFR + 0.81%), 03/09/27 (a)	3,500,000	3,505,747
Total Financials		3,505,747
HEALTH CARE – (0.63%)
Pharmaceuticals, Biotechnology & Life Sciences – (0.63%)
Viatris Inc., Sr. Notes, 2.70%, 06/22/30	1,925,000	1,715,347
Total Health Care		1,715,347
TOTAL CORPORATE BONDS – (Identified cost $5,426,641)		5,221,094
MORTGAGES – (9.99%)
Brean Asset Backed Securities Trust
1.75%, 10/25/61, Series 2021-RM2, Class A, 144A (b)	492,904	473,271
1.75%, 02/25/62, Series 2022-RM3, Class A, 144A (b)	930,266	870,690
1.40%, 10/25/63, Series 2021-RM1, Class A, 144A (b)	1,665,304	1,554,650
Fannie Mae
4.50%, 10/01/33, Pool No. AL8809	466,889	472,755
5.00%, 07/25/51, Series 24-90	1,768,915	1,783,676
5.395% (30 day SOFR +2.254%), 05/01/53, Pool No. BM7225 (a)	1,669,378	1,694,358
4.637% (30 day SOFR +2.223%), 06/01/54, Pool No. BM7528 (a)	2,911,292	2,865,451
5.867% (30 day SOFR +2.288%), 11/01/54, Pool No. BM7583 (a)	1,723,227	1,762,855
Freddie Mac
2.00%, 10/25/40, Series 5028	253,770	243,033
5.00%, 06/01/44, Pool No. G60660	619,549	632,239
5.50%, 06/25/50, Series 5386	2,056,934	2,060,886
5.75%, 06/25/55, Series 5543	4,019,167	3,874,557
Ginnie Mae
6.00%, 08/20/34, Series 2023-147	1,769,174	1,788,182
6.00%, 07/20/37, Series 2023-111	905,082	908,786
6.50%, 05/20/53, Pool No. MA8881	1,183,191	1,215,940

DAVIS SERIES, INC.
DAVIS BALANCED FUND
Schedule of Investments - (Continued)
June 30, 2025 (Unaudited)

	Principal	Value (Note 1)
MORTGAGES – (CONTINUED)
Ginnie Mae − (Continued)
6.00%, 10/20/59, Series 2023-136	$647,719	$656,489
7.00%, 12/20/62, Series 2022-207	628,609	659,263
5.696% (1 mo. SOFR + 1.36%), 09/20/70, Series 2020-H16 (a)	1,102,218	1,121,015
4.749%, 08/20/73, Pool No. 786935	1,487,571	1,491,308
3.892%, 09/20/73, Pool No. 787068	1,039,019	1,012,350
TOTAL MORTGAGES – (Identified cost $26,927,308)		27,141,754
MUNICIPAL BONDS – (0.34%)
American Eagle Northwest, LLC, Washington Military Housing Revenue Taxable Bonds, Series 2005-A, 5.48%, 12/15/28	940,000	938,279
TOTAL MUNICIPAL BONDS – (Identified cost $995,740)		938,279
SMALL BUSINESS ADMINISTRATION – (1.53%)
5.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530285 (a)	285,829	285,000
5.10% (Prime Rate – 2.40%), 01/25/33, Pool No. 530303 (a)	1,085,253	1,092,188
5.15% (Prime Rate – 2.35%), 11/25/33, Pool No. 530455 (a)	2,760,743	2,770,544
TOTAL SMALL BUSINESS ADMINISTRATION – (Identified cost $4,132,512)		4,147,732
SHORT-TERM INVESTMENTS – (6.97%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (c)	7,075,000	7,075,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (d)	11,858,000	11,858,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $18,933,000)		18,933,000
Total Investments – (99.09%) – (Identified cost $181,929,618)		269,297,918
Other Assets Less Liabilities – (0.91%)		2,481,553
Net Assets – (100.00%)		$271,779,471

ADR:	American Depositary Receipt
SOFR:	Secured Overnight Financing Rate

*	Non-income producing security.
(a)	The interest rates on floating rate securities, shown as of June 30, 2025, may change daily or less frequently and are based on a published reference rate and basis point spread.
(b)
These securities are subject to Rule 144A. The Pricing Committee of the
Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted
to $2,898,611 or 1.07% of the Fund’s net assets as of June 30, 2025.

(c)	Dated 06/30/25, repurchase value of $7,075,863 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%- 7.50%, 06/01/36-05/01/55, total fair value $7,216,500).
(d)
Dated 06/30/25, repurchase value of $11,859,449 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash ccount, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $12,095,160).

See Notes to Financial Statements

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.02%)
REAL ESTATE – (99.02%)
Equity Real Estate Investment Trusts (REITs) – (99.02%)
Health Care REITs – (11.17%)
Alexandria Real Estate Equities, Inc.	65,183	$4,734,241
Community Healthcare Trust, Inc.	133,950	2,227,589
Healthpeak Properties, Inc.	164,630	2,882,671
Ventas, Inc.	94,570	5,972,096
		15,816,597
Hotel & Resort REITs – (3.28%)
Sunstone Hotel Investors, Inc.	535,130	4,644,928
Industrial REITs – (12.37%)
EastGroup Properties, Inc.	19,950	3,334,044
Prologis, Inc.	58,306	6,129,127
Rexford Industrial Realty, Inc.	159,798	5,684,015
Terreno Realty Corp.	42,249	2,368,901
		17,516,087
Office REITs – (17.94%)
BXP, Inc.	91,326	6,161,765
COPT Defense Properties	59,300	1,635,494
Cousins Properties, Inc.	203,469	6,110,174
Derwent London plc (United Kingdom)	110,970	3,163,229
Douglas Emmett, Inc.	119,510	1,797,430
Great Portland Estates plc (United Kingdom)	758,386	3,735,726
Hudson Pacific Properties, Inc. *	1,020,940	2,797,376
		25,401,194
Residential REITs – (19.95%)
American Homes 4 Rent, Class A	110,770	3,995,474
AvalonBay Communities, Inc.	24,818	5,050,463
Camden Property Trust	36,335	4,094,591
Equity Residential	46,970	3,170,005
Essex Property Trust, Inc.	13,004	3,685,334
Mid-America Apartment Communities, Inc.	22,750	3,367,227
Sun Communities, Inc.	16,810	2,126,297
UDR, Inc.	67,320	2,748,676
		28,238,067
Retail REITs – (11.04%)
Brixmor Property Group, Inc.	227,110	5,913,944
NETSTREIT Corp.	96,140	1,627,650
Regency Centers Corp.	52,390	3,731,740
Simon Property Group, Inc.	27,085	4,354,185
		15,627,519
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
REAL ESTATE – (CONTINUED)
Equity Real Estate Investment Trusts (REITs) – (Continued)
Specialized REITs – (23.27%)
American Tower Corp.	40,120	$8,867,322
Crown Castle Inc.	18,220	1,871,741
Digital Realty Trust, Inc.	30,175	5,260,408
Equinix, Inc.	7,135	5,675,678
Extra Space Storage Inc.	27,659	4,078,043
Public Storage	16,741	4,912,144
VICI Properties Inc.	70,100	2,285,260
		32,950,596
Total Real Estate		140,194,988
TOTAL COMMON STOCK – (Identified cost $122,952,881)		140,194,988

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.55%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.39%, 07/01/25 (a)	$293,000	$293,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.40%, 07/01/25 (b)	491,000	491,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $784,000)		784,000
Total Investments – (99.57%) – (Identified cost $123,736,881)		140,978,988
Other Assets Less Liabilities – (0.43%)		609,332
Net Assets – (100.00%)		$141,588,320

*	Non-income producing security.
(a)	Dated 06/30/25, repurchase value of $293,036 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%, 01/01/41-03/01/52, total fair value $298,860).
(b)	Dated 06/30/25, repurchase value of $491,060 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 07/25/25-03/01/55, total fair value $500,820).
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Assets and Liabilities
At June 30, 2025 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments):
Unaffiliated investments	$567,309,915	$15,422,709	$21,273,663	$1,100,004,543	$250,364,918	$140,194,988
Repurchase agreements	9,277,000	1,851,000	64,903,000	8,940,000	18,933,000	784,000
Cash	42,472	475	931	931	343	403
Cash - foreign currencies**	127,369	–	–	235,798	30,673	–
Receivables:
Capital stock sold	339,773	5,571	7,637,532	1,463,442	142,932	11,052
Dividends and interest	379,643	83,681	129,991	3,722,180	632,560	786,336
Investment securities sold	–	–	–	–	1,979,928	–
Prepaid expenses	9,352	3,352	4,847	22,559	12,279	4,596
Due from Adviser	193	7,098	–	–	365	2,610
Total assets	577,485,717	17,373,886	93,949,964	1,114,389,453	272,096,998	141,783,985

LIABILITIES:
Payables:
Capital stock redeemed	314,944	4,296	878,500	811,739	91,371	59,310
Distributions payable	–	8,456	6,660	–	–	–
Accrued custodian fees	59,420	6,236	20,700	59,000	15,400	9,779
Accrued distribution and service plan fees	97,082	4,773	–	195,800	44,525	21,812
Accrued investment advisory fees	270,764	4,590	29,870	515,749	125,789	70,932
Accrued tax service fees	8,911	9,972	6,575	8,913	9,972	8,238
Accrued transfer agent fees	64,822	6,741	15,978	136,352	26,956	24,261
Other accrued expenses	2,128	294	414	6,584	3,514	1,333
Total liabilities	818,071	45,358	958,697	1,734,137	317,527	195,665

NET ASSETS	$576,667,646	$17,328,528	$92,991,267	$1,112,655,316	$271,779,471	$141,588,320

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$138,297	$33,612	$929,913	$151,601	$42,347	$34,399

Additional paid-in capital	350,326,365	22,964,158	92,025,244	449,719,551	175,250,568	118,929,750

Distributable earnings (losses)	226,202,984	(5,669,242)	36,110	662,784,164	96,486,556	22,624,171
Net Assets	$576,667,646	$17,328,528	$92,991,267	$1,112,655,316	$271,779,471	$141,588,320

*Including:
Cost of unaffiliated investments	$395,750,656	$15,809,452	$21,273,663	$466,460,118	$162,996,618	$122,952,881
Cost of repurchase agreements	9,277,000	1,851,000	64,903,000	8,940,000	18,933,000	784,000
**Cost of cash - foreign currencies	126,863	–	–	235,800	30,491	–

DAVIS SERIES, INC.
Statements of Assets and Liabilities - (Continued)
At June 30, 2025 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

CLASS A SHARES:
Net assets	$312,439,978	$15,924,049	$88,530,431	$544,794,825	$138,949,546	$75,809,849
Shares outstanding	7,726,416	3,090,353	88,530,431	7,500,292	2,169,794	1,854,268
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$40.44	$5.15	$1.00	$72.64	$64.04	$40.88
Maximum offering price per share (100/95.25 of net asset value)†	$42.46	$5.41	$NA	$76.26	$67.23	$42.92

CLASS C SHARES:
Net assets	$7,003,236	$342,003	$1,034,463	$34,852,011	$2,713,363	$681,341
Shares outstanding	266,432	66,263	1,034,463	628,747	42,526	16,678
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$26.29	$5.16	$1.00	$55.43	$63.80	$40.85

CLASS Y SHARES:
Net assets	$257,224,432	$1,062,476	$3,426,373	$533,008,480	$130,116,562	$65,097,130
Shares outstanding	5,836,881	204,599	3,426,373	7,031,066	2,022,361	1,568,937
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$44.07	$5.19	$1.00	$75.81	$64.34	$41.49

†	On purchases of $100,000 or more, the offering price is reduced.
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Operations
For the six months ended June 30, 2025 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
INVESTMENT INCOME:
Income:
Dividends*	$4,587,934	$–	$–	$15,224,921	$2,383,017	$3,136,690
Interest	187,474	330,157	2,360,294	268,760	1,347,234	42,435
Net securities lending fees	2,240	–	–	–	–	–
Foreign withholding tax refunds	89,044	–	–	–	–	–
Total income	4,866,692	330,157	2,360,294	15,493,681	3,730,251	3,179,125

Expenses:
Investment advisory fees (Note 3)	1,491,610	25,125	161,508	2,833,858	707,829	397,666
Custodian fees	75,046	9,294	32,495	89,818	24,579	15,080
Transfer agent fees:
Class A	131,264	21,423	54,298	214,996	68,620	57,186
Class C	5,920	1,892	532	22,681	4,186	2,237
Class Y	66,105	2,506	1,697	212,198	17,977	21,235
Audit fees	15,504	11,343	14,934	21,204	15,504	20,634
Legal fees	12,751	394	2,623	24,029	6,038	3,461
Accounting fees (Note 3)	14,748	1,002	2,250	22,752	6,498	3,750
Reports to shareholders	9,021	2,346	2,544	23,340	4,829	4,903
Tax service fees	38,451	5,240	3,000	6,006	5,240	5,331
Directors’ fees and expenses	32,795	2,905	7,749	61,158	16,663	10,360
Registration and filing fees	29,250	22,695	26,062	34,500	26,244	23,462
Expenses recaptured by Adviser (Note 3):
Class A	–	–	18,513	–	–	–
Class C	–	–	257	–	–	–
Class Y	–	–	732	–	–	–
Miscellaneous	17,477	5,381	4,528	24,857	10,883	7,356
Distribution and service plan fees (Note 3):
Class A	321,529	16,228	–	599,686	155,772	74,086
Class C	37,121	1,705	–	179,041	13,230	3,450
Total expenses	2,298,592	129,479	333,722	4,370,124	1,084,092	650,197
Reimbursement/waiver of expenses by Adviser (Note 3):
Class A	–	(39,461)	–	–	–	(8,455)
Class C	(1,406)	(2,359)	–	–	(2,740)	(2,000)
Class Y	–	(3,957)	–	–	–	–
Net expenses	2,297,186	83,702	333,722	4,370,124	1,081,352	639,742
Net investment income	2,569,506	246,455	2,026,572	11,123,557	2,648,899	2,539,383

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	30,431,486	–	–	18,681,802	2,470,060	4,224,153
Foreign currency transactions	(16,366)	–	–	68,424	3,375	(820)
Net realized gain	30,415,120	–	–	18,750,226	2,473,435	4,223,333
Net increase (decrease) in unrealized appreciation (depreciation)	17,938,636	190,300	–	106,165,959	19,176,638	(9,363,818)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	48,353,756	190,300	–	124,916,185	21,650,073	(5,140,485)
Net increase (decrease) in net assets resulting from operations	$50,923,262	$436,755	$2,026,572	$136,039,742	$24,298,972	$(2,601,102)

*Net of foreign taxes withheld of	$120,987	$–	$–	$1,014,858	$115,412	$10,084
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the six months ended June 30, 2025 (Unaudited)

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$2,569,506	$246,455	$2,026,572	$11,123,557	$2,648,899	$2,539,383

Net realized gain from investments and foreign currency transactions	30,415,120	–	–	18,750,226	2,473,435	4,223,333

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	17,938,636	190,300	–	106,165,959	19,176,638	(9,363,818)
Net increase (decrease) in net assets resulting from operations	50,923,262	436,755	2,026,572	136,039,742	24,298,972	(2,601,102)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	–	(234,338)	(1,946,731)	–	(1,005,663)	(744,961)
Class C	–	(3,925)	(19,163)	–	(10,039)	(4,062)
Class Y	–	(17,440)	(60,678)	–	(1,128,202)	(736,635)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	(13,942,926)	216,470	(27,240,077)	(2,826,246)	(3,578,898)	(2,499,101)
Class C	(2,103,892)	(29,243)	7,243	(9,569,362)	(301,232)	(63,537)
Class Y	790,054	(30,822)	222,217	(23,368,569)	1,802,341	(2,319,122)

Total increase (decrease) in net assets	35,666,498	337,457	(27,010,617)	100,275,565	20,077,279	(8,968,520)

NET ASSETS:
Beginning of period	541,001,148	16,991,071	120,001,884	1,012,379,751	251,702,192	150,556,840
End of period	$576,667,646	$17,328,528	$92,991,267	$1,112,655,316	$271,779,471	$141,588,320
See Notes to Financial Statements

DAVIS SERIES, INC.
Statements of Changes in Net Assets
For the year ended December 31, 2024

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

OPERATIONS:
Net investment income	$4,899,751	$540,739	$4,548,910	$16,148,173	$4,295,021	$3,625,321

Net realized gain from investments and foreign currency transactions	97,688,762	–	–	22,398,151	19,842,865	6,807,072

Net increase (decrease) in unrealized appreciation (depreciation) on investments and foreign currency transactions	(34,192,257)	183,743	–	196,248,358	11,513,303	(2,902,641)
Net increase in net assets resulting from operations	68,396,256	724,482	4,548,910	234,794,682	35,651,189	7,529,752

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(44,648,910)	(503,099)	(4,299,185)	(19,513,995)	(9,075,095)	(3,153,294)
Class C	(1,889,033)	(10,976)	(50,387)	(1,766,387)	(172,032)	(27,493)
Class Y	(34,805,223)	(46,011)	(199,338)	(20,528,733)	(8,817,723)	(2,873,085)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class A	12,783,913	(483,980)	24,116,389	(4,415,352)	1,568,847	(4,632,824)
Class C	(2,286,789)	(75,131)	(290,192)	(14,290,017)	44,848	(943,217)
Class Y	12,641,163	(254,850)	(1,693,253)	31,789,268	12,164,352	(5,392,195)

Total increase (decrease) in net assets	10,191,377	(649,565)	22,132,944	206,069,466	31,364,386	(9,492,356)

NET ASSETS:
Beginning of year	530,809,771	17,640,636	97,868,940	806,310,285	220,337,806	160,049,196
End of year	$541,001,148	$16,991,071	$120,001,884	$1,012,379,751	$251,702,192	$150,556,840
See Notes to Financial Statements

DAVIS SERIES, INC.
Notes to Financial Statements
June 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Davis Series, Inc. (a Maryland corporation) (“Company”) is registered under the Investment Company Act of 1940 (“1940 Act”) as amended, as an open-end management investment company. The Company follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Balanced Fund, and Davis Real Estate Fund are diversified under the 1940 Act. Davis Financial Fund is non-diversified under the 1940 Act. The Company operates as a series issuing shares of common stock in the following six funds (collectively “Funds”):
Davis Opportunity Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.
Davis Government Bond Fund seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities.
Davis Government Money Market Fund seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity.
The Fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share. There can be no guarantee that the Fund will be successful in maintaining a $1.00 share price.
It invests exclusively in U.S. Treasury securities, U.S. Government agency securities, U.S. Government agency mortgage securities (collectively “U.S. Government Securities”), and repurchase agreements collateralized by U.S. Government Securities. The Fund seeks to maintain liquidity and preserve capital by carefully monitoring the maturity of its investments. The Fund’s portfolio maintains a dollar-weighted average maturity of sixty days or less.
Davis Financial Fund seeks to achieve long-term growth of capital. It invests primarily in common stocks and other equity securities and will concentrate investments in companies principally engaged in the banking, insurance, and financial service industries.
Davis Balanced Fund seeks to achieve total return through a combination of growth and income. Under normal circumstances, the Fund invests in a diversified portfolio of common stock, preferred stock, and fixed income securities, which could consist of both investment grade and high-yield, high-risk debt securities (“junk bonds”). The Fund may hold securities in default, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently default. The Fund renamed from Davis Appreciation & Income Fund to Davis Balanced Fund effective June 30, 2024.
Davis Real Estate Fund seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.
Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of its Funds will be achieved.
The Company accounts separately for the assets, liabilities, and operations of each Fund. Each Fund offers Class A, Class C, and Class Y shares. Class A shares are sold with a front-end sales charge, except for shares of Davis Government Money Market Fund, which are sold at net asset value. Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class C shares automatically convert to Class A shares after 8 years. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge upon redemption. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All expenses for Davis Government Money Market Fund are allocated evenly across all classes of shares based upon the relative portion of net assets represented by each class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value. For Davis Government Money Market Fund, in compliance with Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities

Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of June 30, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$32,458,382	$–	$–	$–	$12,492,798	$–
Consumer Discretionary	27,458,143	–	–	–	9,670,711	–
Consumer Staples	22,412,973	–	–	–	–	–
Energy	28,589,754	–	–	–	7,589,833	–
Financials	106,793,329	–	–	871,279,368	65,865,624	–
Health Care	152,479,637	–	–	–	57,242,511	–
Industrials	69,373,759	–	–	–	12,054,809	–
Information Technology	59,116,633	–	–	–	22,295,027	–
Materials	28,059,009	–	–	–	2,883,385	–
Real Estate	–	–	–	–	–	133,296,033
Total Level 1	526,741,619	–	–	871,279,368	190,094,698	133,296,033
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	22,959,750	–	–	31,794,704	–	–
Financials	–	–	–	196,930,471	21,904,028	–
Industrials	7,979,372	–	–	–	–	–
Information Technology	9,512,568	–	–	–	–	–
Real Estate	–	–	–	–	–	6,898,955
Debt securities issued by U.S. Treasury and U.S. Government corporations and agencies:
Short-term	–	1,491,939	21,273,663	–	–	–
Asset-Backed	–	–	–	–	917,333	–
Corporate Bonds	–	–	–	–	5,221,094	–
Mortgages	–	11,857,712	–	–	27,141,754	–
Municipal Bonds	–	–	–	–	938,279	–
Small Business Administration	–	2,073,058	–	–	4,147,732	–
Short-Term Investments	9,277,000	1,851,000	64,903,000	8,940,000	18,933,000	784,000
Total Level 2	49,728,690	17,273,709	86,176,663	237,665,175	79,203,220	7,682,955
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	116,606	–	–	–	–	–
Total Level 3	116,606	–	–	–	–	–
Total Investments	$576,586,915	$17,273,709	$86,176,663	$1,108,944,543	$269,297,918	$140,978,988

*	Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2025 was $5,784 for Davis Opportunity Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2025	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2025
Davis Opportunity Fund
Investments in Securities:
Common Stock	$110,822	$–	$–	$5,784	$–	$–	$–	$116,606
Total Level 3	$110,822	$–	$–	$5,784	$–	$–	$–	$116,606
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Opportunity Fund
Investments in Securities:
Common Stock	$116,606	Income Approach / Discounted Cash Flow	Annualized Yield	4.987%	Decrease
Total Level 3	$116,606
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended June 30, 2025, there were no forward currency contracts entered into by the Funds.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2025, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2024, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Davis Government Bond Fund
Character
Short-term	$2,860,130
Long-term	2,413,125
Total	$5,273,255
At June 30, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost	$405,345,528	$17,660,452	$86,176,663	$476,564,100	$182,069,255	$125,799,755

Unrealized appreciation	212,816,536	53,037	–	635,015,288	93,431,719	28,535,635
Unrealized depreciation	(41,575,149)	(439,780)	–	(2,634,845)	(6,203,056)	(13,356,402)
Net unrealized appreciation (depreciation)	$171,241,387	$(386,743)	$–	$632,380,443	$87,228,663	$15,179,233
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Federal Withholding Taxes - (Continued)
As a result of court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations under tax service fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Dividend income from REIT securities may include return of capital. Upon notification from the issuer, the amount of the return of capital is reclassified to adjust dividend income, reduce the cost basis, and/or adjust realized gain/loss. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, corporate actions, paydowns on fixed income securities, foreign currency transactions, Directors’ deferred compensation, passive foreign investment company shares, partnership income, and equalization. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors (including a Director Emeritus) that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
Operating Segments - The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Operating Segments - (Continued)
that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2025 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Cost of purchases	$48,914,607	$2,169,104	$27,559,742	$13,472,827	$14,806,083
Proceeds from sales	59,715,532	–	45,189,463	12,989,959	18,339,566
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of June 30, 2025, related shareholders held greater than 20% of outstanding shares of the following Funds:

Davis Government Money Market Fund	Davis Balanced Fund
39%	29%
Investment activities of these shareholders could have a material impact on the Funds.
Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate for Davis Opportunity Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund is 0.55% of the average net assets for each Fund. The annual rate for Davis Government Bond Fund and Davis Government Money Market Fund is 0.30% of the average net assets for each Fund.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian. The Adviser is also paid for certain transfer agent and accounting services.

	Six months ended June 30, 2025 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Government Money Market Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Transfer agent fees paid to Adviser	$19,304	$3,491	$7,712	$41,512	$10,436	$10,526
Accounting fees paid to Adviser	14,748	1,002	2,250	22,752	6,498	3,750

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Reimbursement and Waivers of Expenses - Amounts due from Adviser will be generally paid in the month after finalization of the financial statements. The Adviser is contractually committed to waive fees and/or reimburse Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Balanced Fund, and Davis Real Estate Fund expenses to the extent necessary to cap total annual operating expenses (Class A shares, 1.00%; Class C shares, 1.75%; Class Y shares, 0.75%). The Adviser is obligated to continue the expense cap through May 1, 2026. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to the Funds. The Adviser is contractually committed to waive fees and/or reimburse Davis Government Money Market Fund expenses such that net investment income will not be less than zero until May 1, 2026. After that date, there is no assurance that the Adviser will continue to cap expenses. Reimbursement and waivers of expenses during the six months ended June 30, 2025 were as follows:

	Davis Opportunity Fund	Davis Government Bond Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A	$–	$39,461	$–	$8,455
Class C	1,406	2,359	2,740	2,000
Class Y	–	3,957	–	–
The Adviser may recapture from the assets of Davis Government Money Market Fund any of the operating expenses it has reimbursed (but not any of the advisory fees which it has waived) until the end of the third calendar year after the end of the calendar year in which such reimbursement occurs. Any potential recovery is limited to an amount such that (i) the Fund’s net investment income will not be less than zero for any class of shares; and (ii) may not exceed 0.10% of net assets (ten basis points) in any calendar year. This recapture could negatively affect the Fund’s future yield. There are no further reimbursed amounts eligible for recapture as of June 30, 2025. As of June 30, 2025, the amounts recaptured of previously reimbursed expenses were as follows:

Davis Government Money Market Fund
Amounts Recaptured
During the six months ended 06/30/2025
Class A	$18,513
Class C	257
Class Y	732
Distribution and Service Plan Fees - The Funds have adopted separate Distribution Plans (“12b-1 Plans”) for Class A and Class C shares. Under the 12b-1 Plans, the Funds (other than Davis Government Money Market Fund) reimburse Davis Distributors, LLC (“Distributor”), the Funds’ Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. Each of the Funds (other than Davis Government Money Market Fund) pays the Distributor a 12b-1 fee on Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc., which currently is 1.00%. The Funds pay the 12b-1 fee on Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class C shares which have been sold.

	Six months ended June 30, 2025 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Distribution fees:
Class C	$27,841	$1,279	$134,281	$9,923	$2,587

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)

Distribution and Service Plan Fees - (Continued)
	Six months ended June 30, 2025 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund

Service fees:
Class A	$321,529	$16,228	$599,686	$155,772	$74,086
Class C	9,280	426	44,760	3,307	863
The shareholders of Davis Government Money Market Fund have adopted a Distribution Plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.
Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Funds. They are deducted from the proceeds from sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.
Class A shares of the Funds (other than Davis Government Money Market Fund) are sold at net asset value plus a sales charge and are redeemed at net asset value. On purchases of $1 million or more, the sales charge will not be applied; however a CDSC of 0.50% may be imposed upon redemption if those shares are redeemed within the first year of purchase.
Class C shares of the Funds are sold and redeemed at net asset value. A CDSC of 1.00% is imposed upon redemption of certain Class C shares (other than Davis Government Money Market Fund) within the first year of the original purchase.
The Distributor received commissions earned on sales of Class A shares of the Funds (other than Davis Government Money Market Fund) of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class C shares of the Funds (other than Davis Government Money Market Fund) are re-allowed to qualified selling dealers.

	Six months ended June 30, 2025 (Unaudited)
	Davis Opportunity Fund	Davis Government Bond Fund	Davis Financial Fund	Davis Balanced Fund	Davis Real Estate Fund
Class A commissions retained by the Distributor	$2,560	$4,496	$13,714	$4,250	$238
Class A commissions re-allowed to investment dealers	13,276	22,390	75,141	23,785	1,236
Total commissions earned on sales of Class A	$15,836	$26,886	$88,855	$28,035	$1,474

Class C commission advances by the Distributor	$5,726	$–	$13,405	$1,303	$8

Class C CDSCs received by the Distributor	68	–	251	4	–

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 4 - CAPITAL STOCK
At June 30, 2025, there were 10 billion shares of capital stock ($0.01 par value per share) authorized, of which 450 million shares each are designated to Davis Opportunity Fund, Davis Financial Fund, and Davis Balanced Fund, 350 million shares each are designated to Davis Government Bond Fund and Davis Real Estate Fund, and 4.6 billion shares are designated to Davis Government Money Market Fund. Transactions in capital stock were as follows:

		Six months ended June 30, 2025 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	138,376	–	(504,291)	(365,915)
	Class C	26,176	–	(110,038)	(83,862)
	Class Y	296,881	–	(275,818)	21,063
Value:	Class A	$5,199,879	$–	$(19,142,805)	$(13,942,926)
	Class C	636,362	–	(2,740,254)	(2,103,892)
	Class Y	12,131,745	–	(11,341,691)	790,054
Davis Government Bond Fund
Shares:	Class A	259,486	41,840	(259,916)	41,410
	Class C	292	762	(6,769)	(5,715)
	Class Y	32,032	3,351	(41,271)	(5,888)
Value:	Class A	$1,332,185	$214,988	$(1,330,703)	$216,470
	Class C	1,500	3,920	(34,663)	(29,243)
	Class Y	165,537	17,350	(213,709)	(30,822)
Davis Government Money Market Fund
Shares:	Class A	127,430,637	1,900,681	(156,571,395)	(27,240,077)
	Class C	35,341	19,163	(47,261)	7,243
	Class Y	1,429,290	60,678	(1,267,751)	222,217
Value:	Class A	$127,430,637	$1,900,681	$(156,571,395)	$(27,240,077)
	Class C	35,341	19,163	(47,261)	7,243
	Class Y	1,429,290	60,678	(1,267,751)	222,217
Davis Financial Fund
Shares:	Class A	599,724	–	(647,731)	(48,007)
	Class C	29,489	–	(215,920)	(186,431)
	Class Y	676,551	–	(1,016,760)	(340,209)
Value:	Class A	$40,137,618	$–	$(42,963,864)	$(2,826,246)
	Class C	1,506,167	–	(11,075,529)	(9,569,362)
	Class Y	46,939,973	–	(70,308,542)	(23,368,569)
Davis Balanced Fund
Shares:	Class A	81,218	14,638	(156,125)	(60,269)
	Class C	2,125	163	(7,273)	(4,985)
	Class Y	67,812	6,827	(45,788)	28,851
Value:	Class A	$4,981,020	$901,021	$(9,460,939)	$(3,578,898)
	Class C	131,252	10,017	(442,501)	(301,232)
	Class Y	4,165,835	422,297	(2,785,791)	1,802,341
Davis Real Estate Fund
Shares:	Class A	14,059	14,660	(89,674)	(60,955)
	Class C	413	99	(2,018)	(1,506)
	Class Y	76,780	14,092	(146,421)	(55,549)
Value:	Class A	$580,816	$602,839	$(3,682,756)	$(2,499,101)
	Class C	17,015	4,062	(84,614)	(63,537)
	Class Y	3,241,527	588,241	(6,148,890)	(2,319,122)

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2024
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Davis Opportunity Fund
Shares:	Class A	297,334	1,065,645	(975,968)	387,011
	Class C	29,313	74,375	(180,792)	(77,104)
	Class Y	369,939	510,214	(568,162)	311,991
Value:	Class A	$11,961,195	$40,995,353	$(40,172,635)	$12,783,913
	Class C	772,550	1,868,293	(4,927,632)	(2,286,789)
	Class Y	16,405,731	21,357,575	(25,122,143)	12,641,163
Davis Government Bond Fund
Shares:	Class A	422,830	89,967	(608,360)	(95,563)
	Class C	46,897	2,135	(63,936)	(14,904)
	Class Y	18,108	8,949	(76,477)	(49,420)
Value:	Class A	$2,149,481	$457,034	$(3,090,495)	$(483,980)
	Class C	239,478	10,874	(325,483)	(75,131)
	Class Y	92,138	45,824	(392,812)	(254,850)
Davis Government Money Market Fund
Shares:	Class A	146,987,177	4,179,752	(127,050,540)	24,116,389
	Class C	106,373	50,387	(446,952)	(290,192)
	Class Y	2,770,501	199,338	(4,663,092)	(1,693,253)
Value:	Class A	$146,987,177	$4,179,752	$(127,050,540)	$24,116,389
	Class C	106,373	50,387	(446,952)	(290,192)
	Class Y	2,770,501	199,338	(4,663,092)	(1,693,253)
Davis Financial Fund
Shares:	Class A	892,688	284,999	(1,290,681)	(112,994)
	Class C	40,325	34,232	(388,950)	(314,393)
	Class Y	1,672,313	235,147	(1,436,472)	470,988
Value:	Class A	$52,809,387	$18,664,585	$(75,889,324)	$(4,415,352)
	Class C	1,869,755	1,718,465	(17,878,237)	(14,290,017)
	Class Y	103,137,874	16,051,093	(87,399,699)	31,789,268
Davis Balanced Fund
Shares:	Class A	121,737	137,209	(230,494)	28,452
	Class C	10,410	2,895	(12,981)	324
	Class Y	268,471	53,592	(116,674)	205,389
Value:	Class A	$7,193,018	$8,141,894	$(13,766,065)	$1,568,847
	Class C	628,650	171,002	(754,804)	44,848
	Class Y	15,952,295	3,196,073	(6,984,016)	12,164,352
Davis Real Estate Fund
Shares:	Class A	40,442	61,232	(210,831)	(109,157)
	Class C	2,178	648	(25,696)	(22,870)
	Class Y	80,770	54,150	(260,547)	(125,627)
Value:	Class A	$1,728,464	$2,563,537	$(8,924,825)	$(4,632,824)
	Class C	94,060	27,049	(1,064,326)	(943,217)
	Class Y	3,461,276	2,300,863	(11,154,334)	(5,392,195)
NOTE 5 - SECURITIES LOANED
Davis Opportunity Fund and Davis Financial Fund have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2025, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS SERIES, INC.
Notes to Financial Statements - (Continued)
June 30, 2025 (Unaudited)

NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Davis Opportunity Fund amounted to $116,606 or 0.02% of the Fund’s net assets as of June 30, 2025. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2025
Davis Opportunity Fund	ASAC II L.P.	10/10/13	116,129	$1.0000	$1.0041

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Opportunity Fund Class A:
Six months ended June 30, 2025[e]	$36.93	$0.16	$3.35	$3.51
Year ended December 31, 2024	$38.11	$0.32	$4.81	$5.13
Year ended December 31, 2023	$33.23	$0.33	$6.90	$7.23
Year ended December 31, 2022	$41.91	$0.28	$(6.14)	$(5.86)
Year ended December 31, 2021	$36.67	$0.11	$9.00	$9.11
Year ended December 31, 2020	$33.47	$0.08	$4.18	$4.26
Davis Opportunity Fund Class C:
Six months ended June 30, 2025[e]	$24.10	$–[g]	$2.19	$2.19
Year ended December 31, 2024	$26.64	$(0.01)	$3.41	$3.40
Year ended December 31, 2023	$23.72	$0.03	$4.88	$4.91
Year ended December 31, 2022	$30.92	$(0.01)	$(4.52)	$(4.53)
Year ended December 31, 2021	$28.06	$(0.18)	$6.85	$6.67
Year ended December 31, 2020	$25.90	$(0.14)	$3.20	$3.06
Davis Opportunity Fund Class Y:
Six months ended June 30, 2025[e]	$40.19	$0.23	$3.65	$3.88
Year ended December 31, 2024	$41.02	$0.46	$5.16	$5.62
Year ended December 31, 2023	$35.65	$0.45	$7.41	$7.86
Year ended December 31, 2022	$44.73	$0.40	$(6.56)	$(6.16)
Year ended December 31, 2021	$38.93	$0.24	$9.54	$9.78
Year ended December 31, 2020	$35.47	$0.17	$4.44	$4.61
Davis Government Bond Fund Class A:
Six months ended June 30, 2025[e]	$5.10	$0.07	$0.06	$0.13
Year ended December 31, 2024	$5.05	$0.16	$0.05	$0.21
Year ended December 31, 2023	$4.98	$0.11	$0.08	$0.19
Year ended December 31, 2022	$5.30	$0.02	$(0.30)	$(0.28)
Year ended December 31, 2021	$5.41	$–[g]	$(0.08)	$(0.08)
Year ended December 31, 2020	$5.37	$0.04	$0.05	$0.09
Davis Government Bond Fund Class C:
Six months ended June 30, 2025[e]	$5.11	$0.06	$0.05	$0.11
Year ended December 31, 2024	$5.06	$0.12	$0.06	$0.18
Year ended December 31, 2023	$4.96	$0.07	$0.08	$0.15
Year ended December 31, 2022	$5.27	$(0.02)	$(0.29)	$(0.31)
Year ended December 31, 2021	$5.39	$(0.03)	$(0.09)	$(0.12)
Year ended December 31, 2020	$5.36	$(0.01)	$0.05	$0.04
Davis Government Bond Fund Class Y:
Six months ended June 30, 2025[e]	$5.14	$0.08	$0.05	$0.13
Year ended December 31, 2024	$5.09	$0.17	$0.06	$0.23
Year ended December 31, 2023	$5.02	$0.12	$0.08	$0.20
Year ended December 31, 2022	$5.34	$0.04	$(0.31)	$(0.27)
Year ended December 31, 2021	$5.45	$0.02	$(0.09)	$(0.07)
Year ended December 31, 2020	$5.41	$0.05	$0.05	$0.10
Davis Government Money Market Fund Class A, Class C and Class Y:
Six months ended June 30, 2025[e]	$1.000	$0.019	$–	$0.019
Year ended December 31, 2024	$1.000	$0.045	$–	$0.045
Year ended December 31, 2023	$1.000	$0.043	$–	$0.043
Year ended December 31, 2022	$1.000	$0.011	$–	$0.011
Year ended December 31, 2021	$1.000	$–[j]	$–	$–[j]
Year ended December 31, 2020	$1.000	$0.002	$–	$0.002

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$40.44	9.50%	$312,440	0.95%[f]	0.95%[f]	0.84%[f]	9%
$(0.42)	$(5.89)	$–	$(6.31)	$36.93	12.78%	$298,814	0.93%	0.93%	0.78%	23%
$(0.56)	$(1.79)	$–	$(2.35)	$38.11	22.12%	$293,640	0.93%	0.93%	0.93%	9%
$(0.15)	$(2.67)	$–	$(2.82)	$33.23	(14.08)%	$265,763	0.94%	0.94%	0.78%	12%
$(0.06)	$(3.81)	$–	$(3.87)	$41.91	24.96%	$338,626	0.93%	0.93%	0.27%	24%
$(0.16)	$(0.90)	$–	$(1.06)	$36.67	12.79%	$288,208	0.94%	0.94%	0.24%	17%

$–	$–	$–	$–	$26.29	9.09%	$7,003	1.80%[f]	1.76%[f]	0.03%[f]	9%
$(0.05)	$(5.89)	$–	$(5.94)	$24.10	11.85%	$8,442	1.76%	1.75%	(0.04)%	23%
$(0.20)	$(1.79)	$–	$(1.99)	$26.64	21.10%	$11,387	1.76%	1.75%	0.11%	9%
$–	$(2.67)	$–	$(2.67)	$23.72	(14.76)%	$12,419	1.76%	1.75%	(0.03)%	12%
$–	$(3.81)	$–	$(3.81)	$30.92	23.92%	$19,048	1.75%	1.75%	(0.55)%	24%
$–	$(0.90)	$–	$(0.90)	$28.06	11.88%	$18,861	1.76%	1.76%	(0.58)%	17%

$–	$–	$–	$–	$44.07	9.65%	$257,224	0.70%[f]	0.70%[f]	1.09%[f]	9%
$(0.56)	$(5.89)	$–	$(6.45)	$40.19	13.06%	$233,745	0.68%	0.68%	1.03%	23%
$(0.70)	$(1.79)	$–	$(2.49)	$41.02	22.41%	$225,783	0.68%	0.68%	1.18%	9%
$(0.25)	$(2.67)	$–	$(2.92)	$35.65	(13.85)%	$193,559	0.69%	0.69%	1.03%	12%
$(0.17)	$(3.81)	$–	$(3.98)	$44.73	25.23%	$245,602	0.70%	0.70%	0.50%	24%
$(0.25)	$(0.90)	$–	$(1.15)	$38.93	13.06%	$197,698	0.69%	0.69%	0.49%	17%

$(0.08)	$–	$–	$(0.08)	$5.15	2.52%	$15,924	1.51%[f]	1.00%[f]	2.94%[f]	–%
$(0.16)	$–	$–	$(0.16)	$5.10	4.28%	$15,542	1.48%	1.00%	3.10%	–%
$(0.12)	$–	$–	$(0.12)	$5.05	3.88%	$15,878	1.41%	1.00%	2.26%	13%
$(0.04)	$–	$–	$(0.04)	$4.98	(5.29)%	$17,818	1.26%	1.00%	0.43%	3%
$(0.03)	$–	$–	$(0.03)	$5.30	(1.48)%	$21,719	1.17%	1.00%	0.08%	26%
$(0.05)	$–	$–	$(0.05)	$5.41	1.69%	$27,045	1.10%	1.04%	0.67%	–%[h]

$(0.06)	$–	$–	$(0.06)	$5.16	2.13%	$342	3.13%[f]	1.75%[f]	2.19%[f]	–%
$(0.13)	$–	$–	$(0.13)	$5.11	3.50%	$368	2.90%	1.75%	2.35%	–%
$(0.05)	$–	$–	$(0.05)	$5.06	3.12%	$439	2.81%	1.75%	1.51%	13%
$–	$–	$–	$–	$4.96	(5.88)%	$542	2.84%	1.75%	(0.32)%	3%
$–	$–	$–	$–	$5.27	(2.23)%	$594	2.35%	1.75%	(0.67)%	26%
$(0.01)	$–	$–	$(0.01)	$5.39	0.81%	$1,804	2.25%	1.78%	(0.07)%	–%[h]

$(0.08)	$–	$–	$(0.08)	$5.19	2.63%	$1,062	1.50%[f]	0.75%[f]	3.19%[f]	–%
$(0.18)	$–	$–	$(0.18)	$5.14	4.54%	$1,081	1.35%	0.75%	3.35%	–%
$(0.13)	$–	$–	$(0.13)	$5.09	4.12%	$1,323	1.21%	0.75%	2.51%	13%
$(0.05)	$–	$–	$(0.05)	$5.02	(5.01)%	$3,100	0.95%	0.75%	0.68%	3%
$(0.04)	$–	$–	$(0.04)	$5.34	(1.22)%	$2,096	0.97%	0.75%	0.33%	26%
$(0.06)	$–	$–	$(0.06)	$5.45	1.94%	$1,965	0.95%	0.79%	0.92%	–%[h]

$(0.019)	$–	$–	$(0.019)	$1.000	1.89%	$92,991	0.62%[f,i]	0.62%[f,i]	3.76%[f]	N/A
$(0.045)	$–	$–	$(0.045)	$1.000	4.61%	$120,002	0.68%[i]	0.68%[i]	4.50%	N/A
$(0.043)	$–	$–	$(0.043)	$1.000	4.41%	$97,869	0.69%[i]	0.69%[i]	4.32%	N/A
$(0.011)	$–	$–	$(0.011)	$1.000	1.12%	$123,436	0.60%[i]	0.45%[i]	1.04%	N/A
$–[j]	$–	$–	$–[j]	$1.000	0.04%	$146,416	0.52%	0.03%	0.04%	N/A
$(0.002)	$–	$–	$(0.002)	$1.000	0.23%	$145,903	0.54%	0.35%	0.23%	N/A

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Financial Fund Class A:
Six months ended June 30, 2025[e]	$63.85	$0.68	$8.11	$8.79
Year ended December 31, 2024	$51.30	$0.99	$14.24	$15.23
Year ended December 31, 2023	$47.71	$0.92	$6.24	$7.16
Year ended December 31, 2022	$54.17	$0.78	$(5.61)	$(4.83)
Year ended December 31, 2021	$43.93	$0.55	$13.27	$13.82
Year ended December 31, 2020	$49.35	$0.54	$(3.50)	$(2.96)
Davis Financial Fund Class C:
Six months ended June 30, 2025[e]	$48.92	$0.32	$6.19	$6.51
Year ended December 31, 2024	$39.65	$0.41	$10.95	$11.36
Year ended December 31, 2023	$37.44	$0.43	$4.83	$5.26
Year ended December 31, 2022	$42.70	$0.31	$(4.42)	$(4.11)
Year ended December 31, 2021	$35.12	$0.10	$10.59	$10.69
Year ended December 31, 2020	$39.91	$0.19	$(2.88)	$(2.69)
Davis Financial Fund Class Y:
Six months ended June 30, 2025[e]	$66.55	$0.80	$8.46	$9.26
Year ended December 31, 2024	$53.41	$1.18	$14.82	$16.00
Year ended December 31, 2023	$49.56	$1.07	$6.50	$7.57
Year ended December 31, 2022	$56.24	$0.94	$(5.84)	$(4.90)
Year ended December 31, 2021	$45.52	$0.70	$13.75	$14.45
Year ended December 31, 2020	$51.04	$0.65	$(3.60)	$(2.95)
Davis Balanced Fund Class A:
Six months ended June 30, 2025[e]	$58.80	$0.58	$5.12	$5.70
Year ended December 31, 2024	$54.48	$0.95	$7.69	$8.64
Year ended December 31, 2023	$45.65	$0.77	$9.65	$10.42
Year ended December 31, 2022	$55.56	$0.43	$(9.14)	$(8.71)
Year ended December 31, 2021	$44.32	$0.22	$11.18	$11.40
Year ended December 31, 2020	$42.70	$0.32	$1.64	$1.96
Davis Balanced Fund Class C:
Six months ended June 30, 2025[e]	$58.60	$0.34	$5.09	$5.43
Year ended December 31, 2024	$54.30	$0.48	$7.67	$8.15
Year ended December 31, 2023	$45.51	$0.39	$9.61	$10.00
Year ended December 31, 2022	$55.46	$0.06	$(9.10)	$(9.04)
Year ended December 31, 2021	$44.45	$(0.17)	$11.18	$11.01
Year ended December 31, 2020	$42.82	$0.03	$1.64	$1.67
Davis Balanced Fund Class Y:
Six months ended June 30, 2025[e]	$59.08	$0.68	$5.14	$5.82
Year ended December 31, 2024	$54.72	$1.16	$7.71	$8.87
Year ended December 31, 2023	$45.85	$0.93	$9.69	$10.62
Year ended December 31, 2022	$55.80	$0.59	$(9.18)	$(8.59)
Year ended December 31, 2021	$44.51	$0.38	$11.23	$11.61
Year ended December 31, 2020	$42.89	$0.45	$1.64	$2.09

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$–	$–	$–	$–	$72.64	13.77%	$544,795	0.94%[f]	0.94%[f]	2.07%[f]	3%
$(1.01)	$(1.67)	$–	$(2.68)	$63.85	29.55%	$481,925	0.94%	0.94%	1.69%	2%
$(1.01)	$(2.56)	$–	$(3.57)	$51.30	15.52%	$393,011	0.95%	0.95%	1.90%	2%
$(0.81)	$(0.82)	$–	$(1.63)	$47.71	(8.91)%	$378,784	0.95%	0.95%	1.57%	10%
$(0.64)	$(2.94)	$–	$(3.58)	$54.17	31.46%	$450,121	0.94%	0.94%	1.00%	9%
$(0.58)	$(1.88)	$–	$(2.46)	$43.93	(5.88)%	$352,567	0.96%	0.96%	1.37%	9%

$–	$–	$–	$–	$55.43	13.31%	$34,852	1.74%[f]	1.74%[f]	1.27%[f]	3%
$(0.42)	$(1.67)	$–	$(2.09)	$48.92	28.52%	$39,875	1.74%	1.74%	0.89%	2%
$(0.49)	$(2.56)	$–	$(3.05)	$39.65	14.61%	$44,784	1.74%	1.74%	1.11%	2%
$(0.33)	$(0.82)	$–	$(1.15)	$37.44	(9.61)%	$60,375	1.73%	1.73%	0.79%	10%
$(0.17)	$(2.94)	$–	$(3.11)	$42.70	30.44%	$79,368	1.71%	1.71%	0.23%	9%
$(0.22)	$(1.88)	$–	$(2.10)	$35.12	(6.61)%	$66,095	1.75%	1.75%	0.58%	9%

$–	$–	$–	$–	$75.81	13.91%	$533,008	0.70%[f]	0.70%[f]	2.31%[f]	3%
$(1.19)	$(1.67)	$–	$(2.86)	$66.55	29.83%	$490,580	0.71%	0.71%	1.92%	2%
$(1.16)	$(2.56)	$–	$(3.72)	$53.41	15.79%	$368,515	0.73%	0.73%	2.12%	2%
$(0.96)	$(0.82)	$–	$(1.78)	$49.56	(8.70)%	$404,375	0.72%	0.72%	1.80%	10%
$(0.79)	$(2.94)	$–	$(3.73)	$56.24	31.76%	$496,530	0.70%	0.70%	1.24%	9%
$(0.69)	$(1.88)	$–	$(2.57)	$45.52	(5.67)%	$347,683	0.74%	0.74%	1.59%	9%

$(0.46)	$–	$–	$(0.46)	$64.04	9.73%	$138,950	0.98%[f]	0.98%[f]	1.92%[f]	5%
$(0.95)	$(3.37)	$–	$(4.32)	$58.80	15.86%	$131,134	0.98%	0.98%	1.61%	20%
$(0.78)	$(0.81)	$–	$(1.59)	$54.48	22.98%	$119,934	1.00%	1.00%	1.55%	15%
$(0.50)	$(0.70)	$–	$(1.20)	$45.65	(15.64)%	$104,140	1.00%	1.00%	0.88%	9%
$(0.16)	$–	$–	$(0.16)	$55.56	25.73%	$128,558	0.98%	0.98%	0.41%	19%
$(0.34)	$–	$–	$(0.34)	$44.32	4.75%	$105,201	1.02%	1.02%	0.82%	5%

$(0.23)	$–	$–	$(0.23)	$63.80	9.28%	$2,713	1.96%[f]	1.75%[f]	1.15%[f]	5%
$(0.48)	$(3.37)	$–	$(3.85)	$58.60	15.00%	$2,784	1.97%	1.75%	0.84%	20%
$(0.40)	$(0.81)	$–	$(1.21)	$54.30	22.05%	$2,562	1.99%	1.75%	0.80%	15%
$(0.21)	$(0.70)	$–	$(0.91)	$45.51	(16.28)%	$2,179	1.97%	1.75%	0.13%	9%
$–	$–	$–	$–	$55.46	24.77%	$3,538	1.89%	1.75%	(0.36)%	19%
$(0.04)	$–	$–	$(0.04)	$44.45	3.93%	$4,620	1.87%	1.79%	0.05%	5%

$(0.56)	$–	$–	$(0.56)	$64.34	9.89%	$130,117	0.67%[f]	0.67%[f]	2.23%[f]	5%
$(1.14)	$(3.37)	$–	$(4.51)	$59.08	16.23%	$117,784	0.67%	0.67%	1.92%	20%
$(0.94)	$(0.81)	$–	$(1.75)	$54.72	23.35%	$97,842	0.68%	0.68%	1.87%	15%
$(0.66)	$(0.70)	$–	$(1.36)	$45.85	(15.37)%	$78,348	0.68%	0.68%	1.20%	9%
$(0.32)	$–	$–	$(0.32)	$55.80	26.13%	$96,889	0.66%	0.66%	0.73%	19%
$(0.47)	$–	$–	$(0.47)	$44.51	5.08%	$73,018	0.69%	0.69%	1.15%	5%

DAVIS SERIES, INC.

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Real Estate Fund Class A:
Six months ended June 30, 2025[e]	$42.03	$0.70	$(1.45)	$(0.75)
Year ended December 31, 2024	$41.67	$0.94	$1.07	$2.01
Year ended December 31, 2023	$38.64	$0.89	$3.08	$3.97
Year ended December 31, 2022	$55.53	$0.77	$(15.60)	$(14.83)
Year ended December 31, 2021	$39.23	$0.42	$16.46	$16.88
Year ended December 31, 2020	$43.59	$0.49	$(4.15)	$(3.66)
Davis Real Estate Fund Class C:
Six months ended June 30, 2025[e]	$42.01	$0.54	$(1.46)	$(0.92)
Year ended December 31, 2024	$41.67	$0.66	$1.02	$1.68
Year ended December 31, 2023	$38.64	$0.60	$3.08	$3.68
Year ended December 31, 2022	$55.51	$0.40	$(15.58)	$(15.18)
Year ended December 31, 2021	$39.23	$0.05	$16.43	$16.48
Year ended December 31, 2020	$43.57	$0.24	$(4.18)	$(3.94)
Davis Real Estate Fund Class Y:
Six months ended June 30, 2025[e]	$42.66	$0.76	$(1.47)	$(0.71)
Year ended December 31, 2024	$42.28	$1.06	$1.10	$2.16
Year ended December 31, 2023	$39.20	$0.97	$3.16	$4.13
Year ended December 31, 2022	$56.31	$0.88	$(15.81)	$(14.93)
Year ended December 31, 2021	$39.78	$0.52	$16.71	$17.23
Year ended December 31, 2020	$44.21	$0.59	$(4.24)	$(3.65)

a	Per share calculations were based on average shares outstanding for the period (other than Davis Government Money Market Fund).
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.

Financial Highlights - (Continued)

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.40)	$–	$–	$(0.40)	$40.88	(1.79)%	$75,810	1.02%[f]	1.00%[f]	3.40%[f]	10%
$(0.81)	$(0.84)	$–	$(1.65)	$42.03	4.89%	$80,499	1.02%	1.00%	2.23%	16%
$(0.94)	$–	$–	$(0.94)	$41.67	10.46%	$84,350	1.00%	1.00%	2.26%	14%
$(0.74)	$(1.32)	$–	$(2.06)	$38.64	(26.74)%	$99,332	0.95%	0.95%	1.65%	22%
$(0.58)	$–	$–	$(0.58)	$55.53	43.24%	$152,743	0.95%	0.95%	0.88%	25%
$(0.57)	$(0.13)	$–	$(0.70)	$39.23	(8.23)%	$118,502	0.97%	0.97%	1.34%	18%

$(0.24)	$–	$–	$(0.24)	$40.85	(2.18)%	$681	2.33%[f]	1.75%[f]	2.65%[f]	10%
$(0.50)	$(0.84)	$–	$(1.34)	$42.01	4.09%	$764	2.13%	1.75%	1.48%	16%
$(0.65)	$–	$–	$(0.65)	$41.67	9.60%	$1,711	2.00%	1.75%	1.51%	14%
$(0.37)	$(1.32)	$–	$(1.69)	$38.64	(27.32)%	$2,277	1.93%	1.75%	0.85%	22%
$(0.20)	$–	$–	$(0.20)	$55.51	42.10%	$4,000	1.87%	1.75%	0.08%	25%
$(0.27)	$(0.13)	$–	$(0.40)	$39.23	(8.99)%	$3,578	1.89%	1.79%	0.52%	18%

$(0.46)	$–	$–	$(0.46)	$41.49	(1.66)%	$65,097	0.74%[f]	0.74%[f]	3.66%[f]	10%
$(0.94)	$(0.84)	$–	$(1.78)	$42.66	5.17%	$69,294	0.74%	0.74%	2.49%	16%
$(1.05)	$–	$–	$(1.05)	$42.28	10.75%	$73,988	0.75%	0.75%	2.51%	14%
$(0.86)	$(1.32)	$–	$(2.18)	$39.20	(26.56)%	$79,048	0.72%	0.72%	1.88%	22%
$(0.70)	$–	$–	$(0.70)	$56.31	43.56%	$103,411	0.72%	0.72%	1.11%	25%
$(0.65)	$(0.13)	$–	$(0.78)	$39.78	(8.11)%	$69,166	0.79%	0.79%	1.52%	18%

f	Annualized.
g	Less than $0.005 per share.
h	Less than 0.50%.
i
Includes the recapture of expenses reimbursed from prior fiscal years. Excluding the recapture of prior reimbursed expenses, the gross and net expense ratios for the six months ended June 30, 2025 would have both been 0.58%, for the year ended December 31, 2024 would have both been 0.58%, for the year ended December 31, 2023 would have both been 0.59%, and for the year ended December 31, 2022 would have been 0.55% and 0.40%, respectively.

j	Less than $0.0005 per share.
See Notes to Financial Statements

DAVIS SERIES, INC.
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Davis Funds oversees the management of each Davis Fund and, as required by law, determines annually whether to approve the continuance of each Davis Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in March 2025. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;

2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;

3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and

4.
Davis Advisors fosters healthy investor behavior.

Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in Davis Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Davis Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Davis Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)

Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)

The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long-term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule and breakpoints (if applicable) of each of the Funds, including an assessment of competitive fee schedules (and breakpoints, if applicable).
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedule should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Davis Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Davis Financial Fund
The Independent Directors noted that Davis Financial Fund Class A shares outperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the one-, three-year, and since-inception time periods, but underperformed the S&P 500 over the five- and ten-year time periods, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional financial services funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, and four-year time periods, and outperformed the Performance Universe Average but underperformed the Lipper Index over the five- and ten-year time periods, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500 and the Lipper Financial Services category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 14 out of 30 rolling five-year time periods and outperformed the Lipper Financial Services category in 16 out of 30 rolling five-year time periods, all periods ended December 31 for each year from 1995 through 2024. The Fund outperformed the S&P 500 in 11 out of 25 rolling ten-year time periods and outperformed the Lipper Financial Services category in 15 out of 25 rolling ten-year time periods, all periods ended December 31 for each year from 2000 through 2024.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)

Davis Financial Fund − (Continued)

The Independent Directors considered Davis Financial Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Opportunity Fund
The Independent Directors noted that Davis Opportunity Fund Class A shares underperformed its benchmark, the Standard & Poor’s 1500 Index (the “S&P 1500”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2025. Davis Advisors oversaw a sub-adviser for the period from May 1, 1984, until December 31, 1998. After this date, Davis Advisors became the sole investment manager for the Fund.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional multi-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the two-, five-, and ten-year time periods, underperformed both over the three- and four-year time periods, and performed in line with the Lipper Index but underperformed the Performance Universe Average over the one-year time period, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 1500 and the Lipper Multi-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 1500 in 8 out of 22 rolling five-year time periods and outperformed the Lipper Multi-Cap Value category in 16 out of 22 rolling five-year time periods, all periods ended December 31 for each year from 2003 through 2024. The Fund outperformed the S&P 1500 in 5 out of 17 rolling ten-year time periods and outperformed the Lipper Multi-Cap Value category in 16 out of 17 rolling ten-year time periods, all periods ended December 31 for each year from 2008 through 2024.
The Independent Directors considered Davis Opportunity Fund’s management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Real Estate Fund
The Independent Directors noted that Davis Real Estate Fund Class A shares underperformed its benchmark, the Wilshire U.S. Real Estate Securities Index (the “Wilshire U.S. RESI”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional real estate funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the Wilshire U.S. RESI and the Lipper Real Estate category when measured over rolling five- and ten-year time frames. The Fund outperformed the Wilshire U.S. RESI in 7 out of 27 rolling five-year time periods and outperformed the Lipper Real Estate category in 8 out of 27 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2024. The Fund outperformed the Wilshire U.S. RESI in 1 out of 22 rolling ten-year time periods and outperformed the Lipper Real Estate category in 3 out of 22 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2024. In reviewing the performance, the Independent Directors considered that the Fund is able to invest a limited amount of assets outside of REITs, while the Wilshire U.S. RESI, as well as other funds provided in the Broadridge report, are primarily REIT only funds.
The Independent Directors considered Davis Real Estate Fund’s management fee and total expense ratio. They observed that both were reasonable and well below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)

Davis Balanced Fund
The Independent Directors noted that Davis Balanced Fund Class A shares underperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional mixed-asset target allocation growth funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, and five-year time periods and performed in line with the Performance Universe Average, but underperformed the Lipper Index over the ten-year time period, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the S&P 500 and the Lipper Mixed-Asset Target Allocation Growth (“Lipper MATG”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500 in 9 out of 29 rolling five-year time periods and outperformed the Lipper MATG category in 12 out of 29 rolling five-year time periods, all periods ended December 31 for each year from 1996 through 2024. The Fund outperformed the S&P 500 in 7 out of 24 rolling ten-year time periods and outperformed the Lipper MATG category in 9 out of 24 rolling ten-year time periods, all periods ended December 31 for each year from 2001 through 2024.
The Independent Directors considered Davis Balanced Fund’s management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Government Bond Fund
The Independent Directors noted that Davis Government Bond Fund Class A shares underperformed its benchmark, the Bloomberg U.S. Government 1-3 Year Bond Index (the “Bloomberg Index”), over the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2025.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional short U.S. government funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund outperformed the Performance Universe Average but underperformed the Lipper Index over the one-year time period, performed in line with the Performance Universe Average but underperformed the Lipper Index over the two-year time period, and underperformed both the Performance Universe Average and Lipper Index over the three-, four-, five-, and ten-year time periods, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the Bloomberg Index and the Lipper Short U.S. Government category when measured over rolling five- and ten-year time frames. The Fund outperformed the Bloomberg Index in 1 out of 27 rolling five-year time periods and outperformed the Lipper Short U.S. Government category in 2 out of 27 rolling five-year time periods, all periods ended December 31 for each year from 1998 through 2024. The Fund underperformed both the Bloomberg Index and the Lipper Short U.S. Government category in all 22 rolling ten-year time periods, all periods ended December 31 for each year from 2003 through 2024.
The Independent Directors considered Davis Government Bond Fund’s management fee and total expense ratio. They observed that the management fee was reasonable and below the median of its expense universe, and the total expense ratio was higher than the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses for Class A, Class C, and Class Y shares through May 1, 2026. For purposes of this expense cap, operating expenses do not include foreign tax reclaim filing expenses.
Davis Government Money Market Fund
The Independent Directors noted that Davis Government Money Market Fund Class A shares’ returns were below the Morningstar U.S. Money Market - Taxable Funds category for the one-, three-, five-, ten-year, and since-inception time periods, all periods ended February 28, 2025.

DAVIS SERIES, INC.
Director Approval of Advisory Agreements
(Unaudited) - (Continued)

Davis Government Money Market Fund − (Continued)

Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail U.S. government money market funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund underperformed both the Performance Universe Average and Lipper Index over the one-, two-, three-, four-, and five-year time periods, and performed in line with the Performance Universe Average but underperformed the Lipper Index over the ten-year time period, all periods ended December 31, 2024.
The Independent Directors also reviewed the Fund’s performance versus both the Lipper U.S. Government Money Market Funds (“Lipper”) category and the Morningstar MMTF (“Morningstar”) category when measured over rolling five- and ten-year time frames. The Fund outperformed the Lipper category in 21 out of 32 rolling five-year time periods and outperformed the Morningstar category in 17 out of 32 rolling five-year time periods, all periods ended December 31 for each year from 1993 through 2024. The Fund outperformed the Lipper category in 16 out of 27 rolling ten-year time periods and outperformed the Morningstar category in 15 out of 27 rolling ten-year time periods, all periods ended December 31 for each year from 1998 through 2024.
The Independent Directors considered Davis Government Money Market Fund’s management fee and total expense ratio. They observed that both were higher than the median of its expense universe with the fee waiver and expenses recaptured by the Adviser reflected, as determined by Broadridge. The Independent Directors also noted that the Adviser has committed to waive fees and/or reimburse the Fund’s expenses such that net investment income will not be less than zero until May 1, 2026.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, Davis Government Money Market Fund, and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Davis Financial Fund, Davis Opportunity Fund, Davis Real Estate Fund, Davis Balanced Fund, Davis Government Bond Fund, and Davis Government Money Market Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) Not Applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 26, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	August 26, 2025